UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Absolute Insight Multi-Strategy Fund

BNY Mellon Insight Broad Opportunities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund

July 31, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3%
Argentina - 1.1%
Argentine Government, Sr. Unscd. Bonds		5.63	1/26/22	650,000		618,800
Argentine Government, Sr. Unscd. Bonds		6.63	7/6/28	600,000		531,450
Argentine Government, Sr. Unscd. Notes		5.88	1/11/28	600,000		504,681
Argentine Government, Sr. Unscd. Notes		6.88	1/11/48	700,000		551,607
Banco Macro, Sr. Unscd. Notes	ARS	17.50	5/8/22	3,000,000		80,430
Banco Supervielle, Sr. Unscd. Notes, 3 Month BADLAR + 4.50%	ARS	28.83	8/9/20	1,087,000	[b]	37,073
YPF, Sr. Unscd. Notes		7.00	12/15/47	604,000		487,352
YPF, Sr. Unscd. Notes		8.50	7/28/25	300,000		298,878
					3,110,271
Australia - .5%
BHP Billiton Finance USA, Gtd. Notes		6.75	10/19/75	810,000		886,950
Emeco, Sr. Scd. Notes, Ser. B		9.25	3/31/22	275,000		292,875
QBE Insurance Group, Sr. Unscd. Notes		3.00	10/21/22	326,000		313,744
					1,493,569
Bermuda - .4%
Digicel, Gtd. Notes		6.75	3/1/23	250,000	[c]	216,875
Digicel, Sr. Unscd. Notes		6.00	4/15/21	200,000	[c]	185,750
Digicel Group, Gtd. Notes		8.25	9/30/20	600,000		439,500
Digicel Group, Sr. Unscd. Notes		7.13	4/1/22	400,000	[c]	256,500
					1,098,625
Canada - .0%
Nutrien, Sr. Unscd. Notes		3.63	3/15/24	76,000		74,178

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
Canada - .0% (continued)
Viterra, Gtd. Notes		5.95	8/1/20	39,000		40,544
					114,722
Cayman Islands - .8%
Antares CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.20%		6.56	7/20/28	367,000	[b,c]	369,608
Babson CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 3.90%		6.26	7/20/28	250,000	[b,c]	250,663
Braskem Finance, Gtd. Notes		6.45	2/3/24	860,000		931,810
Cerberus Loan Funding CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 5.35%		7.70	11/15/27	250,000	[b,c]	252,192
Regatta VII Funding CLO, Ser. 2016-1A, Cl. D, 3 Month LIBOR + 3.75%		5.95	12/20/28	250,000	[b,c]	250,834
Sable International Finance, Gtd. Notes		6.88	8/1/22	200,000	[c]	209,500
					2,264,607
Chile - .4%
Chilean Government, Bonds	CLP	4.50	3/1/26	650,000,000		1,039,448
China - .1%
Country Garden Holdings, Sr. Scd. Bonds		4.75	1/17/23	250,000		230,614
Colombia - .4%
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	1,159,400,000		475,119
Colombian Government, Unscd. Bonds, Ser. B	COP	7.00	6/30/32	1,489,800,000		506,466
					981,585
Denmark - .1%
DKT Finance, Sr. Scd. Notes	EUR	7.00	6/17/23	140,000		172,568
Dominican Republic - .2%
Dominican Government, Sr. Unscd. Notes	DOP	8.90	2/15/23	32,400,000		659,241
Ecuador - .3%
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	800,000		735,000
Egypt - .3%
Egyptian Government, Sr. Unscd. Bonds	EUR	4.75	4/16/26	500,000		574,667

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
Egypt - .3% (continued)
Egyptian Government, Sr. Unscd. Bonds	EUR	5.63	4/16/30	200,000		225,782
					800,449
France - .3%
Societe Generale, Sub. Notes, 6 Month LIBOR + .75%		2.55	11/29/49	310,000	[b]	222,425
TOTAL, Jr. Sub. Notes	EUR	2.25	2/26/67	500,000		603,048
					825,473
Germany - 1.2%
ADLER Real Estate, Sr. Unscd. Bonds	EUR	1.88	4/27/23	800,000		921,608
Blitz, Gtd. Notes	EUR	6.00	7/30/26	530,000		624,401
CTC BondCo, Sr. Scd. Bonds	EUR	5.25	12/15/25	200,000		230,154
IHO Verwaltungs, Sr. Scd. Bonds		4.13	9/15/21	330,000	[c]	326,700
IKB Deutsche Industriebank, Sub. Bonds	EUR	4.00	1/31/28	700,000		807,493
Otto Group, Jr. Sub. Bonds	EUR	4.00	12/31/49	412,000		495,139
					3,405,495
Ghana - .1%
Ghanaian Government, Sr. Unscd. Notes		7.88	8/7/23	300,000		324,657
Greece - .2%
Greek Government, Bonds	EUR	4.00	1/30/37	500,000		524,849
Iceland - .2%
Landsbankinn, Sr. Unscd. Notes	EUR	1.00	5/30/23	504,000		580,461
Indonesia - .3%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	3,580,000,000		260,193
Indonesian Government, Sr. Unscd. Notes		4.35	1/11/48	500,000		466,216
					726,409
Ireland - .5%
Allied Irish Banks, Jr. Sub. Notes	EUR	7.38	6/3/66	510,000		666,468
Avoca CLO, Ser. 16X, Cl. D, 3 Month EURIBOR + 4.30 @ Floor	EUR	4.30	7/15/29	400,000	[b,c]	468,132
Taurus, Ser. 2016-DE1, Cl. E	EUR	4.25	11/17/26	122,263		143,070
					1,277,670

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
Italy - .9%
DECO, Ser. 2014-GNDL, Cl. D	EUR	2.62	2/22/26	400,000		471,184
DECO, Ser. 2015-HRPX, Cl. C	EUR	2.40	4/27/27	244,063		290,885
Telecom Italia, Sr. Unscd. Notes	EUR	4.50	1/25/21	360,000		458,211
UniCredit, Sub. Notes	EUR	5.75	10/28/25	600,000		747,402
UnipolSai Assicurazioni, Jr. Sub. Notes	EUR	5.75	6/18/18	440,000		516,079
					2,483,761
Jersey - .7%
AA Bond Co., Sr. Scd. Notes	GBP	2.75	7/31/43	720,000		886,562
CPUK Finance, Scd. Bonds	GBP	4.25	2/28/47	500,000		656,153
HSBC Bank Capital Funding Sterling 1, Gtd. Notes	GBP	5.84	11/5/66	297,000		487,194
					2,029,909
Kazakhstan - .3%
Development Bank of Kazakhstan, Sr. Unscd. Bonds	KZT	9.50	12/14/20	110,000,000		321,722
Development Bank of Kazakhstan, Sr. Unscd. Notes	KZT	8.95	5/4/23	50,000,000		143,740
KazMunayGas National, Sr. Unscd. Notes		5.38	4/24/30	250,000		256,349
					721,811
Luxembourg - .0%
SAPPO, Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000		118,240
Mexico - 1.3%
America Movil, Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/73	600,000		845,264
Banco Santander Mexico, Sr. Unscd. Notes		4.13	11/9/22	500,000		502,200
BBVA Bancomer, Jr. Sub. Notes		7.25	4/22/20	510,000		538,687
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	19,990,000		1,088,037
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	9,270,000		553,890
					3,528,078
Netherlands - 1.8%
Alcoa Nederland Holding, Gtd. Notes		6.75	9/30/24	490,000	[c]	523,687
Delta Lloyd, Sub. Notes	EUR	9.00	8/29/42	350,000		529,569

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
Netherlands - 1.8% (continued)
Energizer Gamma Acquisition, Sr. Scd. Bonds	EUR	4.63	7/15/26	460,000		550,633
GTH Finance, Gtd. Notes		6.25	4/26/20	200,000		205,165
Mylan, Sr. Unscd. Notes, 3 Month EURIBOR + .50%	EUR	0.18	5/24/20	167,000	[b]	195,685
Petrobras Global Finance, Gtd. Notes		6.00	1/27/28	800,000		758,200
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	500,000		493,125
Repsol International Finance, Gtd. Bonds	EUR	3.88	3/25/66	250,000		310,215
UPC Holding, Sr. Scd. Notes		5.50	1/15/28	600,000	[c]	552,000
VIVAT, Sr. Unscd. Bonds	EUR	2.38	5/17/24	320,000		387,960
Volkswagen International Finance, Gtd. Bonds	EUR	3.75	3/29/49	314,000		387,503
					4,893,742
Nigeria - .4%
Nigerian Government, Sr. Unscd. Notes		7.14	2/23/30	550,000		549,156
Nigerian Government, Sr. Unscd. Notes		7.63	11/28/47	600,000		579,274
					1,128,430
Oman - .4%
Omani Government, Sr. Unscd. Notes		5.63	1/17/28	1,000,000		978,785
Omani Government, Sr. Unscd. Notes		6.75	1/17/48	280,000		267,670
					1,246,455
Peru - .1%
Peruvian Government, Notes	PEN	6.85	2/12/42	260,000		84,955
Peruvian Government, Sr. Unscd. Notes	PEN	6.90	8/12/37	900,000		298,516
					383,471
Portugal - .4%
Banco Comercial Portugues, Sub. Notes	EUR	4.50	12/7/27	600,000		678,421
Caixa Geral de Depositos, Jr. Sub. Bonds	EUR	10.75	3/30/22	400,000		532,718
					1,211,139
Qatar - .3%
Qatari Government, Sr. Unscd. Notes		3.88	4/23/23	700,000		703,664

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
Romania - .3%
Globalworth Real Estate Investments, Sr. Unscd. Notes	EUR	2.88	6/20/22	350,000		422,031
Globalworth Real Estate Investments, Sr. Unscd. Notes	EUR	3.00	3/29/25	350,000		411,630
					833,661
Russia - .5%
Russian Government, Bonds, Ser. 6211	RUB	7.00	1/25/23	79,700,000		1,261,760
Spain - .4%
Banco de Sabadell, Sub. Notes	EUR	6.25	4/26/20	200,000		255,604
Banco Mare Nostrum, Sub. Bonds	EUR	9.00	11/16/26	400,000		571,985
Liberbank, Sub. Bonds	EUR	6.88	3/14/27	300,000		382,449
					1,210,038
Sweden - .2%
Corral Petroleum Holdings, Sr. Scd. Bonds	EUR	11.75	5/15/21	400,000		503,348
Switzerland - .4%
Credit Suisse Group, Gtd. Notes, 3 Month EURIBOR + 1.53%	EUR	1.21	12/20/22	900,000	[b]	1,084,366
Tunisia - .2%
Central Bank of Tunisia, Sr. Unscd. Notes		5.75	1/30/25	600,000		550,176
Ukraine - .6%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/27	600,000		576,384
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/21	550,000		562,769
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/23	550,000		555,040
					1,694,193
United Kingdom - 4.4%
Barclays, Sub. Notes	EUR	2.63	11/11/25	450,000		534,852
BAT International Finance, Gtd. Notes		2.75	6/15/20	1,000,000	[c]	990,756
European Residential Loan Securitisation, Ser. 2018-1, Cl. A	EUR	0.63	3/24/61	94,205		109,748
Friends Life Holdings, Gtd. Notes	GBP	12.00	5/21/21	585,000		974,654
Hawksmoor Mortgages, Ser. 2016-1, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.08	5/25/53	100,000	[b]	132,968
Imperial Brands Finance, Gtd. Notes		2.95	7/21/20	1,080,000	[c]	1,069,095

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
United Kingdom - 4.4% (continued)
International Game Technology, Sr. Scd. Notes		6.50	2/15/25	340,000	[c]	360,845
Lanark Master Issuer, Ser. 2016-1, Cl. 1A, 3 Month LIBOR + 1.00%	GBP	1.62	12/22/54	124,000	[b]	163,264
MARB BondCo, Gtd. Notes		7.00	3/15/24	400,000	[c]	392,500
Mitchells & Butlers, Bonds, Ser. C2, 3 Month LIBOR + 1.88%	GBP	2.51	9/15/34	100,000	[b]	104,347
Natl Westminster Bank, Sr. Unscd. Notes, Ser. B, 6 Month LIMEAN + .25%		2.50	8/29/49	480,000	[b]	390,216
NewDay Funding, Ser. 2015-2, Cl. E, 1 Month LIBOR + 4.30%	GBP	4.87	11/15/24	500,000	[b]	670,336
Paragon Mortgages, Ser. 13X, Cl. B1B, 3 Month LIBOR + .38%	EUR	0.05	1/15/39	370,000	[b]	409,978
Prudential, Sub. Notes	GBP	5.70	12/19/63	372,000		564,172
Residential Mortgage Securities, Ser. 28, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.61	6/15/46	100,000	[b]	133,160
Santander UK, Gtd. Notes, 3 Month LIBOR + .23%	GBP	0.86	11/16/22	1,500,000	[b]	1,966,333
Slate No.1, Ser. 1, Cl. D, 3 Month LIBOR + 2.30%	GBP	3.05	1/24/51	350,000	[b]	467,616
Standard Life Aberdeen, Gtd. Bonds	GBP	6.75	7/12/37	400,000		693,394
Towd Point Mortgage Funding, Ser. 2016-AU10, Cl. C, 3 Month LIBOR + 1.50%	GBP	2.25	4/20/45	120,000	[b]	158,086
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.55	2/20/54	100,000	[b]	132,069
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.05	2/20/54	500,000	[b]	661,161
Warwick Finance Residential Mortgages No. Two, Ser. 2, Cl. D, 3 Month LIBOR + 2.00%	GBP	2.64	9/21/49	100,000	[b]	132,570
Worldpay Finance, Sr. Unscd. Notes	EUR	3.75	11/15/22	700,000		885,985
					12,098,105
United States - 7.2%
Bank of America, Sr. Unscd. Notes		2.33	10/1/21	1,100,000		1,075,907
CITGO Petroleum, Sr. Scd. Notes		6.25	8/15/22	279,000	[c]	282,487

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
United States - 7.2% (continued)
Dresdner Funding Trust I, Jr. Sub. Notes		8.15	6/30/31	300,000	[c]	372,750
Enterprise Products Operating, Gtd. Notes		5.38	2/15/78	222,000		209,605
FirstEnergy, Sr. Unscd. Notes, Ser. C		4.85	7/15/47	288,000		297,190
Ford Motor Credit Co., Sr. Unscd. Notes, 3 Month EURIBOR + .73%	EUR	0.40	11/15/23	801,000	[b]	929,135
Fresenius Medical Care US Finance II, Gtd. Notes		5.88	1/31/22	700,000	[c]	741,395
General Dynamics, Gtd. Notes		2.88	5/11/20	490,000		489,120
General Electric, Gtd. Notes		5.55	5/4/20	530,000		550,198
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	730,000		718,064
International Business Machines, Sr. Unscd. Notes		1.63	5/15/20	1,000,000		977,998
Kinder Morgan, Gtd. Notes		5.00	2/15/21	1,000,000		1,034,214
Kraton Polymers, Gtd. Notes	EUR	5.25	5/15/26	330,000		398,377
Lennar, Gtd. Notes		4.75	11/15/22	325,000		326,219
MCF CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.55%		6.91	4/20/29	250,000	[b,c]	251,957
Morgan Stanley, Sr. Unscd. Notes, 3 Month EURIBOR + .40%	EUR	0.07	5/21/21	1,003,000	[b]	1,172,940
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR + 1.40%		3.74	10/24/23	810,000	[b]	831,836
MVW Owner Trust, Ser. 2016-1A, Cl. A		2.25	12/20/33	82,211	[c]	80,051
Patterson-UTI Energy, Gtd. Notes		3.95	2/1/28	196,000	[c]	182,923
Pitney Bowes, Sr. Unscd. Notes		3.63	9/15/20	550,000		547,937
Reynolds Group Issuer, Sr. Scd. Notes		5.13	7/15/23	65,000		64,717
Rockies Express Pipeline, Sr. Unscd. Notes		6.88	4/15/40	400,000	[c]	466,000
Sirius XM Radio, Sr. Unscd. Notes		5.00	8/1/27	300,000	[c]	286,500
Sprint Communications, Sr. Scd. Debs.		9.25	4/15/22	150,000		170,250

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 28.3% (continued)
United States - 7.2% (continued)
Taco Bell Funding, Ser. 2016-1A, Cl. A2II		4.38	5/25/46	492,500	[c]	498,631
U.S. Treasury Inflation Protected Securities, Bonds		0.50	1/15/28	4,130,271	[d]	3,993,072
U.S. Treasury Inflation Protected Securities, Bonds		1.38	2/15/44	1,403,168	[d]	1,545,257
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/40	408,279	[d]	506,294
Viacom, Jr. Sub. Notes		5.88	2/28/57	280,000		273,915
Voya Financial, Gtd. Notes		5.65	5/15/53	400,000		404,384
					19,679,323
Uruguay - .1%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	8,400,000		241,130
Total Bonds and Notes (cost $78,451,414)				77,970,513
Description				Shares		Value ($)
Common Stocks - 1.8%
Guernsey - .4%
Amedeo Air Four Plus				456,032		634,475
Renewables Infrastructure Group				214,053		307,925
					942,400
Spain - 1.1%
Grifols, ADR				138,569		2,879,464
Telepizza Group				27,625	[c]	176,052
					3,055,516
United Kingdom - .3%
Eddie Stobart Logistics				68,000		121,384
Royal Bank of Scotland Group				225,000		754,253
					875,637
Total Common Stocks (cost $4,311,401)				4,873,553
	Preferred Dividend Yield (%)			Shares		Value ($)
Preferred Stocks - .2%
Guernsey - .2%
Doric Nimrod Air Two (cost $536,270)		8.18		187,658		527,101

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .4%
Call Options - .2%
FTSE 100 Index, Contracts 28 Morgan Stanley Capital Services		7,925	9/2018	2,219,000		11,764
FTSE MIB Index, Contracts 17 Morgan Stanley Capital Services		23,000	12/2018	989,000		24,009
Hang Seng China Enterprises Index, Contracts 11 Morgan Stanley Capital Services		13,000	9/2018	7,150,000		140
IBEX MINI Index, Contracts 97 Morgan Stanley Capital Services		9,800	12/2018	950,600		36,645
iShares 20+ Year Treasury Bond ETF, Contracts 169 Morgan Stanley Capital Services		122.00	1/2019	2,061,800		34,138
iShares J.P. Morgan USD Emerging Markets Bond ETF, Contracts 208 Morgan Stanley Capital Services		113.00	1/2019	2,350,400		5,200
iShares MSCI Emerging Markets ETF, Contracts 522 Morgan Stanley Capital Services		49.00	9/2018	2,557,800		3,654
Nikkei 225 Index, Contracts 16 Morgan Stanley Capital Services		23,250	12/2018	372,000,000		57,235
S&P 500 Index, Contracts 11 Morgan Stanley Capital Services		2,775	8/2018	3,052,500		57,607
S&P 500 Index, Contracts 6 Morgan Stanley Capital Services		2,825	9/2018	1,695,000		23,550
Swiss Market Index, Contracts 34 Morgan Stanley Capital Services		8,900	12/2018	3,026,000		147,012
U.S. Treasury 30 Year Bonds, Contracts 48 Morgan Stanley Capital Services		145.00	8/2018	48,000		12,000
					412,954
Put Options - .2%
Anglo American, Contracts 7 Morgan Stanley Capital Services		17.40	3/2019	121,800		18,886
CDS Markit iTraxx Europe Index Series 29, Contracts 5,500 Bank of America		80.00	8/2018	440,000	[e]	441
CDX North American Investment Grade Index Series 30, Contracts 2,210 BNP Paribas		80.00	8/2018	176,800	[e]	20

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .4% (continued)
Put Options - .2% (continued)
CDX North American Investment Grade Index Series 30, Contracts 2,210 BNP Paribas		80.00	8/2018	176,800	[e]	20
CDX North American Investment Grade Index Series 30, Contracts 2,080 Bank of America		80.00	8/2018	166,400	[e]	19
CDX North American Investment Grade Index Series 30, Contracts 1,500 Citigroup		101.00	12/2018	151,500	[e]	6,722
Chilean Peso, Contracts 1,650,000 HSBC		650.00	8/2018	1,650,000		33,797
EURO STOXX 50 Price EUR Index, Contracts 71 Morgan Stanley Capital Services		3,500	11/2018	2,485,000		73,409
EURO STOXX 50 Price EUR Index, Contracts 165 Morgan Stanley Capital Services		3,200	10/2018	5,280,000		32,807
EURO STOXX 50 Price EUR Index, Contracts 5 Morgan Stanley Capital Services		3,600	9/2018	180,000		5,731
FTSE 100 Index, Contracts 28 Morgan Stanley Capital Services		7,650	12/2018	2,142,000		71,684
iShares MSCI Emerging Markets ETF, Contracts 188 Morgan Stanley Capital Services		42.00	12/2018	789,600		20,680
iTRAXX Crossover Europe Series 29 Index, Contracts 1,400 Goldman Sachs International		312.50	8/2018	437,500	[e]	1,208
iTRAXX Crossover Europe Series 29 Index, Contracts 1,400 Citigroup		375.00	9/2018	525,000	[e]	2,281
Markit CDX North America High Yield Index Series 30, Contracts 700 BNP Paribas		102.00	9/2018	71,400	[e]	475
Markit CDX North America High Yield Index Series 30, Contracts 6,400 Goldman Sachs International		85.00	9/2018	544,000	[e]	1,395
Mexican Peso, Contracts 1,600,000 HSBC		18.85	10/2018	1,600,000		35,889
Nikkei 225 Index, Contracts 2 Morgan Stanley Capital Services		24,250	8/2018	48,500,000		31,121
Nikkei 225 Index, Contracts 38 Morgan Stanley Capital Services		21,250	9/2018	807,500,000		40,780

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .4% (continued)
Put Options - .2% (continued)
Nikkei 225 Index, Contracts 14 Morgan Stanley Capital Services		22,750	9/2018	318,500,000		70,739
Russell 2000 Index, Contracts 16 Morgan Stanley Capital Services		1,460	12/2018	2,336,000		24,160
S&P 500 Index, Contracts 2 Morgan Stanley Capital Services		2,725	8/2018	545,000		1,020
S&P 500 Index, Contracts 24 Morgan Stanley Capital Services		2,650	10/2018	6,360,000		52,584
S&P 500 Index, Contracts 17 Morgan Stanley Capital Services		2,275	9/2018	3,867,500		4,675
S&P 500 Index, Contracts 1 Morgan Stanley Capital Services		2,900	9/2018	290,000		10,320
S&P 500 Index, Contracts 1 Morgan Stanley Capital Services		2,950	9/2018	295,000		13,080
S&P 500 Weeklys Index, Contracts 7 Morgan Stanley Capital Services		2,720	11/2018	1,904,000		32,795
S&P 500 Weeklys Index, Contracts 7 Morgan Stanley Capital Services		2,700	10/2018	1,890,000		22,225
S&P/ASX 200 Index, Contracts 64 Morgan Stanley Capital Services		6,050	9/2018	3,872,000		20,593
					629,556
Total Options Purchased (cost $1,785,119)				1,042,510
	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - .0%
Nigeria
Nigerian Treasury Bills, Treasury Bills, Ser. 364D (cost $53,639)	NGN	12.35	11/15/18	20,000,000	[f]	53,446
Description				Shares		Value ($)
Investment Companies - 1.6%
GuernseyForeign Investment Companies - .8%
HICL Infrastructure Company				444,162		932,770
International Public Partnerships				259,692		536,509
John Laing Infrastructure Fund				417,403		770,290
					2,239,569

Description
Investment Companies - 1.6% (continued)
JerseyForeign Investment Companies - .6%
3i Infrastructure				319,002		1,040,479
GCP Infrastructure Investments				330,480		531,801
					1,572,280
LuxembourgForeign Investment Companies - .1%
BBGI SICAV Fund				131,700		251,514
United KingdomForeign Investment Companies - .1%
Greencoat U.K. Wind				267,729		439,257
Total Investment Companies (cost $4,380,659)				4,502,620
Description	7-Day Yield (%)
Other Investment - 60.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund		1.89		53,499,238	[g]	53,499,238
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares		2.03		112,775,334	[g]	112,786,612
Total Other Investment (cost $166,282,642)				166,285,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $255,801,144)	92.8%	255,255,593
Cash and Receivables (Net)	7.2%	19,855,693
Net Assets	100.0%	275,111,286

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LIMEAN—London Interbank Mean Rate

ARS—Argentine Peso

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

UYU—Uruguayan Peso

a    Amount stated in U.S. Dollars unless otherwise noted above.

b    Variable rate security—rate shown is the interest rate in effect at period end.

c    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $10,014,383 or 3.64% of net assets.

d    Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e    Exercise price is reference as basis points.

f    Security is a discount security. Income is recognized through the accretion of discount.

g    Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	−	1,358,766	−	1,358,766
Collateralized Loan Obligations	−	1,843,386	−	1,843,386
Commercial Mortgage-Backed	−	1,023,379	−	1,023,379
Corporate Bonds	−	47,994,643	−	47,994,643
Equity Securities-Foreign Common Stocks	4,873,553	−	−	4,873,553
Equity Securities-Foreign Preferred Stocks	527,101	−	−	527,101
Foreign Government	−	17,368,290	−	17,368,290
Foreign Investment Companies	4,502,620	−	−	4,502,620
Registered Investment Companies	166,285,850	−	−	166,285,850
Residential Mortgage-Backed	−	2,390,872	−	2,390,872
Other Financial Instruments:
Futures†	220,273	−	−	220,273
Forward Foreign Currency Exchange Contracts†	−	590,878	−	590,878
Options Purchased	960,243	82,267	−	1,042,510
Swaps†	−	2,611,022	−	2,611,022
Liabilities ($)
Other Financial Instruments:
Futures†	(365,416)	−	−	(365,416)
Forward Foreign Currency Exchange Contracts†	−	(827,821)	−	(827,821)
Options Written	(1,239,073)	(365,036)	−	(1,604,109)
Swaps†	−	(2,574,119)	−	(2,574,119)

†      Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
E-mini Russell 2000	13	9/2018	1,102,801	1,087,060	(15,741)
Euro Stoxx 50 Dividend	33	12/2021	488,350[a]	486,213	(2,137)
Euro Stoxx 50 Dividend	94	12/2020	1,360,648[a]	1,416,848	56,200
Standard & Poor's 500 E-mini	26	9/2018	3,609,408	3,662,230	52,822
Ultra 10 Year U.S. Treasury Notes	4	9/2018	521,864	508,438	(13,426)
Futures Short
CAC 40 10 Euro	46	8/2018	(2,900,612)[a]	(2,963,820)	(63,208)
DAX	1	9/2018	(370,797)[a]	(374,614)	(3,817)
DJ Euro Stoxx 50	24	9/2018	(925,484)[a]	(989,265)	(63,781)
E-mini Nasdaq-100	1	9/2018	(140,408)	(144,895)	(4,487)
Euro-Bobl	32	9/2018	(4,922,325)[a]	(4,924,718)	(2,393)
Euro-Bond	7	9/2018	(1,361,171)[a]	(1,322,599)	38,572
Euro-Bund Option Call 160	25	8/2018	(46,607)[a]	(50,574)	(3,967)
Euro-Bund Option Put 160	25	8/2018	(44,447)[a]	(4,385)	40,062
Euro-Schatz	40	9/2018	(5,238,166)[a]	(5,234,220)	3,946
FTSE 100	28	9/2018	(2,788,407)[a]	(2,830,944)	(42,537)
FTSE/MIB Index	15	9/2018	(1,918,649)[a]	(1,945,731)	(27,082)
IBEX 35 Index	5	8/2018	(565,059)[a]	(577,457)	(12,398)
Long Gilt	13	9/2018	(2,080,988)[a]	(2,093,296)	(12,308)
Mdax Index	2	9/2018	(314,208)[a]	(314,893)	(685)
Mini MSCI Emerging Markets Index	42	9/2018	(2,240,805)	(2,302,230)	(61,425)
U.S. Treasury 10 Year Notes	23	9/2018	(2,749,261)	(2,746,703)	2,558
U.S. Treasury 2 Year Notes	33	9/2018	(6,991,081)	(6,975,375)	15,706
U.S. Treasury 5 Year Notes	31	9/2018	(3,517,282)	(3,506,875)	10,407
U.S. Treasury Ultra Long Bond	3	9/2018	(434,695)	(470,719)	(36,024)
Gross Unrealized Appreciation				220,273
Gross Unrealized Depreciation				(365,416)

a    Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
CDX North American Investment Grade Index Series 30 August 2018 @ 70	Bank of America	2,080	145,600	[b]	(10,798)
CDX North American Investment Grade Index Series 30 August 2018 @ 70	BNP Paribas	2,210	154,700	[b]	(11,473)
CDX North American Investment Grade Index Series 30 August 2018 @ 70	Morgan Stanley Capital Services	2,210	154,700	[b]	(11,473)
CDX North American Investment Grade Index Series 30 September 2018 @ 70	Goldman Sachs International	6,400	448,000	[b]	(31,774)
iTRAXX Crossover Europe Series 29 Index September 2018 @ 312.5	Citigroup	1,400	437,500	[b]	(22,248)
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	5,000	525,000	[b]	(80,405)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	4,000	1,250,000	[b]EUR	(63,567)
Markit iTraxx Europe Index Series 29 August 2018 @ 70	Bank of America	5,500	385,000	[b]	(29,130)
Markit iTraxx Europe Index Series 29 September 2018 @ 65	Morgan Stanley Capital Services	5,600	364,000	[b]	(17,023)
EURO STOXX 50 Price EUR Index October 2018 @ 3,450	Morgan Stanley Capital Services	45	1,552,500		(63,843)
FTSE 100 Index September 2018 @ 7,400	Morgan Stanley Capital Services	18	1,332,000		(80,586)
FTSE 100 Index September 2018 @ 8,200	Morgan Stanley Capital Services	28	2,296,000		(1,838)
FTSE MIB Index September 2018 @ 21,500	Morgan Stanley Capital Services	26	1,397,500		(74,275)
FTSE MIB Index December 2018 @ 24,500	Morgan Stanley Capital Services	17	1,053,500	EUR	(4,374)
Hong Kong Stock Exchange Hang September 2018 @ 13,800	Morgan Stanley Capital Services	11	7,590,000	HKD	(70)
IBEX MINI Index December 2018 @ 10,300	Morgan Stanley Capital Services	97	999,100	EUR	(13,274)
iShares 20+ Year Treasury Bond ETF January 2019 @ 128	Morgan Stanley Capital Services	169	2,163,200		(11,492)
Call Options: (continued)
iShares MSCI Emerging Markets ETF September 2018 @ 51	Morgan Stanley Capital Services	522	2,662,200		(1,044)
Nikkei 225 Index December 2018 @ 24,000	Morgan Stanley Capital Services	16	384,000,000		(28,617)
Russell 2000 Index December 2018 @ 1,760	Morgan Stanley Capital Services	16	2,816,000		(37,440)
S&P 500 Index August 2018 @ 2,850	Morgan Stanley Capital Services	11	3,135,000		(9,350)
S&P 500 Index September 2018 @ 2,785	Morgan Stanley Capital Services	9	2,506,500		(56,340)
S&P 500 Index September 2018 @ 2,925	Morgan Stanley Capital Services	6	1,755,000		(2,700)
Swiss Market Index December 2018 @ 9,200	Morgan Stanley Capital Services	34	3,128,000		(82,661)
Canadian Dollar, August 2018 @ CAD 1.29	HSBC	2,500,000	2,500,000		(25,712)
U.S. Treasury 30 Year Bonds August 2018 @ 147	Morgan Stanley Capital Services	48	48,000		(3,000)
Put Options:
CDX North American Investment Grade Index Series 30 August 2018 @ 70	Bank of America	2,080	145,600	[b]	(85)
CDX North American Investment Grade Index Series 30 August 2018 @ 70	BNP Paribas	2,210	154,700	[b]	(91)
CDX North American Investment Grade Index Series 30 August 2018 @ 70	BNP Paribas	2,210	154,700	[b]	(91)
CDX North American Investment Grade Index Series 30 September 2018 @ 70	Goldman Sachs International	6,400	448,000	[b]	(3,241)
iTRAXX Crossover Europe Series 29 Index September 2018 @ 312.5	Citigroup	1,400	437,500	[b]	(6,159)
iTraxx Europe Crossover Total Return Series 29 Index August 2018 @ 120	BNP Paribas	1,900	228,000	[b]	(45)
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	5,000	525,000	[b]	(12,261)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	4,000	1,250,000	[b]EUR	(17,598)
Markit iTraxx Europe Index Series 29 August 2018 @ 70	Bank of America	5,500	385,000	[b]	(1,202)
EURO STOXX 50 Price EUR Index September 2018 @ 3,450	Morgan Stanley Capital Services	10	345,000		(3,883)
Put Options: (continued)
EURO STOXX 50 Price EUR Index October 2018 @ 3,450	Morgan Stanley Capital Services	45	1,552,500		(28,158)
EURO STOXX 50 Price EUR Index November 2018 @ 3,350	Morgan Stanley Capital Services	142	4,757,000		(77,063)
EURO STOXX 50 Price EUR Index December 2018 @ 2,900	Morgan Stanley Capital Services	247	7,163,000		(43,623)
FTSE 100 Index September 2018 @ 7,150	Morgan Stanley Capital Services	28	2,002,000		(6,617)
FTSE 100 Index September 2018 @ 7,400	Morgan Stanley Capital Services	18	1,332,000		(9,098)
FTSE 100 Index December 2018 @ 7,200	Morgan Stanley Capital Services	56	4,032,000		(67,273)
FTSE MIB Index September 2018 @ 21,500	Morgan Stanley Capital Services	26	1,397,500		(20,831)
FTSE MIB Index December 2018 @ 18,500	Morgan Stanley Capital Services	8	370,000	EUR	(4,257)
Hong Kong Stock Exchange Hang September 2018 @ 10,400	Morgan Stanley Capital Services	11	5,720,000	HKD	(9,670)
IBEX MINI Index December 2018 @ 8,100	Morgan Stanley Capital Services	48	388,800	EUR	(1,460)
iShares 20+ Year Treasury Bond ETF January 2019 @ 109	Morgan Stanley Capital Services	169	1,842,100		(10,647)
iShares J.P. Morgan Emerging Markets Bond ETF January 2019 @ 102	Morgan Stanley Capital Services	208	2,121,600		(20,800)
iShares MSCI Emerging Markets ETF September 2018 @ 43	Morgan Stanley Capital Services	522	2,244,600		(25,578)
Nikkei 225 Index August 2018 @ 23,250	Morgan Stanley Capital Services	4	93,000,000		(26,650)
Nikkei 225 Index September 2018 @ 21,750	Morgan Stanley Capital Services	28	609,000,000		(47,576)
Nikkei 225 Index December 2018 @ 19,000	Morgan Stanley Capital Services	58	1,102,000,000		(72,617)
Nikkei 225 Index December 2018 @ 20,000	Morgan Stanley Capital Services	16	320,000,000		(32,910)
Russell 2000 Index December 2018 @ 1,400	Morgan Stanley Capital Services	16	2,240,000		(15,200)
S&P 500 Index August 2018 @ 2,600	Morgan Stanley Capital Services	11	2,860,000		(2,145)
S&P 500 Index September 2018 @ 2,500	Morgan Stanley Capital Services	6	1,500,000		(3,510)
S&P 500 Index September 2018 @ 2,700	Morgan Stanley Capital Services	2	540,000		(3,170)
S&P 500 Index September 2018 @ 2,785	Morgan Stanley Capital Services	9	2,506,500		(27,855)
S&P 500 Index September 2018 @ 2,875	Morgan Stanley Capital Services	2	575,000		(15,670)
Put Options: (continued)
S&P 500 Index December 2018 @ 2,325	Morgan Stanley Capital Services	26	6,045,000		(40,040)
S&P 500 Index December 2018 @ 2,400	Morgan Stanley Capital Services	35	8,400,000		(62,300)
S&P 500 Weeklys Index October 2018 @ 2,525	Morgan Stanley Capital Services	14	3,535,000		(20,510)
S&P 500 Weeklys Index November 2018 @ 2,530	Morgan Stanley Capital Services	14	3,542,000		(31,220)
S&P/ASX 200 Index September 2018 @ 5,800	Morgan Stanley Capital Services	128	7,424,000		(16,265)
Swiss Market Index December 2018 @ 8,000	Morgan Stanley Capital Services	34	2,720,000		(16,323)
Canadian Dollar, August 2018 @ CAD 1.29	HSBC	2,500,000	2,500,000		(5,786)
Mexican Peso October 2018 @ 18.25	HSBC	1,600,000	1,600,000		(14,874)
U.S. Treasury 30 Year Bonds August 2018 @ 139	Morgan Stanley Capital Services	48	48,000		(5,250)
Total Options Written (premiums received $2,705,015)					(1,604,109)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a    Notional amount stated in U.S. Dollars unless otherwise indicated.

b    Exercise price is reference as basis points.

EUR—Euro

See notes to financial statements.

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
Russian Ruble	33,600,000	United States Dollar	531,393	8/29/18	4,486
United States Dollar	588,495	Swiss Franc	580,000	10/25/18	(1,810)
Barclays Bank
South Korean Won	906,230,000	United States Dollar	799,593	8/29/18	11,041
Russian Ruble	33,580,000	United States Dollar	536,079	8/29/18	(519)
BNP Paribas
Colombian Peso	2,343,439,307	United States Dollar	814,542	8/29/18	(4,819)
United States Dollar	107,667	Australian Dollar	145,000	10/25/18	(104)
United States Dollar	278,306	Colombian Peso	805,000,000	8/29/18	156
United States Dollar	544,215	South Korean Won	606,000,000	8/29/18	2,141
United States Dollar	528,667	Russian Ruble	33,380,000	8/29/18	(3,704)
Citigroup
Euro	290,219	United States Dollar	340,469	8/31/18	(271)
Indonesian Rupiah	6,310,280,000	United States Dollar	434,533	8/29/18	1,570
Japanese Yen	3,759,000	United States Dollar	33,331	8/28/18	354
Russian Ruble	131,393,000	United States Dollar	2,076,912	8/29/18	18,648
Turkish Lira	2,310,000	United States Dollar	514,159	8/17/18	(48,911)
United States Dollar	2,371,244	Colombian Peso	6,940,632,602	8/29/18	(26,937)
United States Dollar	514,159	Euro	427,161	8/17/18	13,999
United States Dollar	248,308	Indonesian Rupiah	3,624,790,000	8/29/18	(2,201)
United States Dollar	344,733	Peruvian New Sol	1,130,000	8/29/18	(195)
United States Dollar	340,469	Polish Zloty	1,250,000	8/31/18	(1,717)
United States Dollar	2,388,131	Russian Ruble	151,749,027	8/29/18	(32,083)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs International
Brazilian Real	1,048,821	United States Dollar	272,351	8/29/18	6,065
Chilean Peso	355,000,000	United States Dollar	540,746	8/29/18	16,240
Euro	768,614	United States Dollar	895,820	8/17/18	4,145
Peruvian New Sol	1,740,000	United States Dollar	530,811	8/29/18	317
Russian Ruble	33,790,000	United States Dollar	542,463	8/29/18	(3,553)
United States Dollar	200,926	Argentine Peso	5,985,586	8/29/18	(10,908)
United States Dollar	972,774	Brazilian Real	3,795,691	8/29/18	(34,814)
United States Dollar	268,005	Chilean Peso	176,320,000	8/29/18	(8,637)
United States Dollar	1,194,858	Indonesian Rupiah	17,375,630,000	8/29/18	(5,969)
United States Dollar	482,300	Peruvian New Sol	1,590,000	8/29/18	(3,041)
United States Dollar	387,737	Russian Ruble	24,600,000	8/29/18	(4,603)
United States Dollar	895,820	Turkish Lira	4,290,000	8/17/18	31,787
HSBC
Australian Dollar	947,249	United States Dollar	700,000	8/23/18	3,857
Australian Dollar	876,138	United States Dollar	650,000	8/28/18	1,034
Brazilian Real	2,600,000	United States Dollar	687,830	8/28/18	2,445
Brazilian Real	7,082,489	United States Dollar	1,845,357	8/29/18	34,730
Canadian Dollar	2,641,108	United States Dollar	2,011,273	8/28/18	20,096
Chilean Peso	440,000,000	United States Dollar	674,516	8/28/18	15,818
Chilean Peso	1,021,076,663	United States Dollar	1,576,458	8/29/18	25,585
Colombian Peso	3,906,550,000	United States Dollar	1,352,947	8/29/18	(3,126)
Euro	1,020,000	United States Dollar	1,202,025	8/7/18	(8,680)
Euro	1,905,000	United States Dollar	2,245,657	8/8/18	(16,728)
Euro	23,173	United States Dollar	27,105	8/17/18	29
Euro	2,098,000	United States Dollar	2,467,555	8/24/18	(9,626)
Euro	1,683,396	United States Dollar	1,970,686	8/28/18	2,149
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Euro	582,000	United States Dollar	683,575	8/31/18	(1,348)
Euro	450,000	United States Dollar	526,617	9/6/18	1,105
British Pound	980,000	United States Dollar	1,308,573	8/8/18	(21,851)
British Pound	2,334,000	United States Dollar	3,095,576	9/12/18	(26,368)
Indian Rupee	69,600,000	United States Dollar	1,014,134	8/28/18	(2,957)
Japanese Yen	368,085,437	United States Dollar	3,274,069	8/28/18	24,371
Mexican New Peso	35,211,000	United States Dollar	1,874,511	8/31/18	4,248
Norwegian Krone	5,526,089	United States Dollar	683,726	8/28/18	(5,388)
Polish Zloty	4,010,000	United States Dollar	1,085,533	8/29/18	12,166
Russian Ruble	81,435,250	United States Dollar	1,298,128	8/28/18	829
Russian Ruble	67,880,000	United States Dollar	1,076,346	8/29/18	6,258
Thai Baht	25,700,000	United States Dollar	772,050	8/31/18	978
Turkish Lira	22,380,629	United States Dollar	4,688,153	8/17/18	(180,555)
South African Rand	14,285,874	United States Dollar	1,069,245	8/28/18	11,412
South African Rand	21,208,000	United States Dollar	1,607,001	8/31/18	(3,359)
United States Dollar	1,418,829	Australian Dollar	1,928,130	8/28/18	(13,911)
United States Dollar	667,659	Brazilian Real	2,600,000	8/28/18	(22,616)
United States Dollar	667,983	Chilean Peso	440,000,000	8/28/18	(22,351)
United States Dollar	1,596,819	Chilean Peso	1,049,110,000	8/29/18	(49,208)
United States Dollar	1,057,451	Chinese Yuan Renminbi	7,201,000	8/31/18	305
United States Dollar	2,136,835	Euro	1,836,000	8/7/18	(11,187)
United States Dollar	3,559,070	Euro	3,005,000	8/8/18	43,096
United States Dollar	405,029	Euro	335,765	8/17/18	11,884
United States Dollar	2,249,884	Euro	1,930,000	8/24/18	(11,223)
United States Dollar	2,786,339	Euro	2,392,339	8/28/18	(17,332)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
United States Dollar	8,505,518	Euro	7,304,000	9/6/18	(59,990)
United States Dollar	10,747,671	Euro	9,196,000	9/27/18	(52,833)
United States Dollar	1,161,258	British Pound	860,000	8/8/18	32,094
United States Dollar	830,586	British Pound	633,688	8/28/18	(2,195)
United States Dollar	12,048,245	British Pound	9,181,000	9/12/18	(24,763)
United States Dollar	1,400,000	Japanese Yen	157,848,852	8/28/18	(14,495)
United States Dollar	266,421	South Korean Won	300,230,000	8/29/18	(2,138)
United States Dollar	1,907,161	Mexican New Peso	36,030,000	8/31/18	(15,297)
United States Dollar	670,685	Norwegian Krone	5,526,088	8/28/18	(7,653)
United States Dollar	539,035	Philippine Peso	28,930,000	8/29/18	(4,996)
United States Dollar	733,030	Polish Zloty	2,700,000	8/31/18	(6,091)
United States Dollar	655,990	Russian Ruble	41,650,000	8/29/18	(8,277)
United States Dollar	805,827	Thai Baht	26,860,000	8/31/18	(2,092)
United States Dollar	2,799,132	Turkish Lira	13,290,000	8/17/18	122,443
United States Dollar	403,416	Turkish Lira	1,980,000	8/27/18	6,622
United States Dollar	1,730,942	Turkish Lira	8,366,000	8/31/18	57,542
United States Dollar	9,801	South African Rand	131,000	8/31/18	(105)
JP Morgan Chase Bank
Brazilian Real	2,405,000	United States Dollar	642,791	8/28/18	(4,286)
Chilean Peso	440,000,000	United States Dollar	678,461	8/28/18	11,873
United States Dollar	3,335,620	Euro	2,830,000	10/25/18	4,382
United States Dollar	9,525,842	British Pound	7,215,000	10/25/18	19,836
Toronto Dominion Bank
Brazilian Real	2,770,000	United States Dollar	732,570	8/29/18	2,742
Gross Unrealized Appreciation					590,878
Gross Unrealized Depreciation					(827,821)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

See notes to financial statements.

OTC Total Return Swaps

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	Grifols	JP Morgan Chase Bank	11/6/2018	2,552,655	(87,861)
Spie		JP Morgan Chase Bank	11/6/2018	202,307	(24,537)
Bank of Ireland Group		JP Morgan Chase Bank	11/6/2018	767,191	27,779
Applied Graphene Materials		JP Morgan Chase Bank	11/6/2018	73,609	(11,604)
Electra Private Equity		JP Morgan Chase Bank	11/6/2018	428,204	62,900
Land Securities		JP Morgan Chase Bank	11/6/2018	583,345	(29,477)
London Stock Exchange Group		JP Morgan Chase Bank	11/6/2018	375,714	7,365
Royal Dutch Shell PLC A Shares		JP Morgan Chase Bank	11/6/2018	761,077	13,798
	Royal Dutch Shell PLC B Shares	JP Morgan Chase Bank	11/6/2018	647,623	(4,966)
RSA Insurance Group		JP Morgan Chase Bank	11/6/2018	495,155	6,789
Contourglobal		JP Morgan Chase Bank	11/6/2018	304,470	(32,444)
Ashtead Group		JP Morgan Chase Bank	11/6/2018	290,448	46,192
First Derivatives		JP Morgan Chase Bank	11/6/2018	104,500	8,950
Royal Bank of Scotland Group		JP Morgan Chase Bank	11/6/2018	527,559	(43,111)
Ashtead Group		JP Morgan Chase Bank	11/6/2018	44,713	2,734
	Air Liquide	JP Morgan Chase Bank	11/6/2018	232,303	(3,132)
Wendel Investment		JP Morgan Chase Bank	11/6/2018	967,932	(11,579)
Bayer		JP Morgan Chase Bank	11/6/2018	764,184	(58,969)
CGG		Bank of America	10/18/2018	34,500	755
CGG		Bank of America	10/18/2018	32,172	637
Estee Lauder Cos.		JP Morgan Chase Bank	11/6/2018	40,789	(2,938)
RHI Magnesita		Bank of America	10/18/2018	4,512	(424)
RHI Magnesita		Bank of America	10/18/2018	43,906	(4,186)
ASML Holding		Bank of America	10/18/2018	570,876	39,934
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	Bankinter	Bank of America	10/18/2018	362,022	35,902
Continental		Bank of America	10/18/2018	232,081	(35,020)
Daimler		Bank of America	10/18/2018	103,124	(15,379)
	Eni	Bank of America	10/18/2018	328,919	3,104
Eurofins Scientific		Bank of America	10/18/2018	1,009,797	47,983
	Valeo	Bank of America	10/18/2018	218,275	71,300
Merlin Properties Socimi		Bank of America	10/18/2018	684,131	24,141
Netse Oil		Bank of America	10/18/2018	89,202	5,444
	Royal Dutch Shell PLC A Shares	Bank of America	10/18/2018	114,370	8,102
Banco Santander		Bank of America	10/18/2018	109,390	(12,721)
Vivendi		Bank of America	10/18/2018	1,281,058	(64,498)
Siltronic		Bank of America	10/18/2018	1,148,586	(25,553)
Heidelbergcement		Bank of America	10/18/2018	541,967	(65,956)
	Lafargeholcim	Bank of America	10/18/2018	566,848	22,150
Dermapharm Holding		Bank of America	10/18/2018	419,860	16,328
Fortum		Bank of America	10/18/2018	155,625	6,411
CGG		Bank of America	10/18/2018	266,800	2,704
Ascential		Bank of America	10/18/2018	149,821	5,232
Countryside Properties		Bank of America	10/18/2018	517,566	(73,342)
	Experian Group	Bank of America	10/18/2018	89,485	(4,513)
Ibstock		Bank of America	10/18/2018	195,956	(46,853)
	Intertek Group	Bank of America	10/18/2018	391,885	(78,154)
Sherborne		Bank of America	10/18/2018	143,416	23,368
Sherborne Investors Guernsey		Bank of America	10/18/2018	312,321	(42,111)
Smart Metering Systems		Bank of America	10/18/2018	117,835	(32,533)
Barclays		Bank of America	10/18/2018	62,700	(5,946)
	Croda International	Bank of America	10/18/2018	316,927	(46,181)
	Barratt Development	Bank of America	10/18/2018	111,960	6,787
Blue Prism Group		Bank of America	10/18/2018	162,770	19,219
	Bunzl	Bank of America	10/18/2018	190,892	(2,208)
SSP Group		Bank of America	10/18/2018	241,723	27,428
Countryside Properties		Bank of America	10/18/2018	32,274	(5,020)
Banco Santander		Bank of America	10/18/2018	98,460	(7,843)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Banco Santander		Bank of America	10/18/2018	186,295	(15,157)
Merlin Properties Socimi		Bank of America	10/18/2018	49,612	1,143
Merlin Properties Socimi		Bank of America	10/18/2018	570	14
Nexity		JP Morgan Chase Bank	11/6/2018	281,329	2,228
Royal Dutch Shell PLC A Shares		JP Morgan Chase Bank	11/6/2018	27,763	(1,621)
	Royal Dutch Shell PLC B Shares	JP Morgan Chase Bank	11/6/2018	28,893	2,058
RHI Magnesita		Bank of America	10/18/2018	20,571	(2,133)
Royal Dutch Shell PLC A Shares		JP Morgan Chase Bank	11/6/2018	59,325	(2,501)
	Royal Dutch Shell PLC B Shares	JP Morgan Chase Bank	11/6/2018	58,044	3,194
	Royal Dutch Shell PLC B Shares	JP Morgan Chase Bank	11/6/2018	216,698	6,414
RHI Magnesita		Bank of America	10/18/2018	2,040	(185)
RHI Magnesita		Bank of America	10/18/2018	3,927	(360)
RHI Magnesita		Bank of America	10/18/2018	50,871	(4,441)
ABN AMRO Group		Bank of America	10/18/2018	158,226	4,825
	Swatch Group B Shares	Bank of America	10/18/2018	124,271	8,629
Royal Bank of Scotland Group		JP Morgan Chase Bank	11/6/2018	64,535	(7,078)
Bayer		JP Morgan Chase Bank	11/6/2018	48,741	(2,854)
Bayer		JP Morgan Chase Bank	11/6/2018	49,264	(3,465)
Continental		Bank of America	10/18/2018	158,051	(18,257)
ABN AMRO Group		Bank of America	10/18/2018	166,496	10,675
Countryside Properties		Bank of America	10/18/2018	37,169	(4,855)
	Barratt Development	Bank of America	10/18/2018	27,501	1,055
Barclays		Bank of America	10/18/2018	79,079	(1,992)
Royal Bank of Scotland Group		JP Morgan Chase Bank	11/6/2018	2,765	(279)
	Croda International	Bank of America	10/18/2018	47,495	(5,794)
	Croda International	Bank of America	10/18/2018	32,294	(4,160)
Estee Lauder Cos. A Shares		JP Morgan Chase Bank	11/6/2018	60,110	(6,236)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
ABN AMRO Group		Bank of America	10/18/2018	90,143	5,451
Liberbank		Bank of America	10/18/2018	20,060	4,075
ABN AMRO Group		Bank of America	10/18/2018	145,542	5,135
ABN AMRO Group		Bank of America	10/18/2018	1,122	46
ABN AMRO Group		Bank of America	10/18/2018	57,825	2,363
Wendel Investment		JP Morgan Chase Bank	11/6/2018	29,308	2,040
Wendel Investment		JP Morgan Chase Bank	11/6/2018	22,125	1,544
	Unibail	Bank of America	10/18/2018	63,501	1,420
Countryside Properties		Bank of America	10/18/2018	18,709	(2,592)
Smart Metering Systems		Bank of America	10/18/2018	30,015	(6,436)
SSP Group		Bank of America	10/18/2018	15,572	427
	Bunzl	Bank of America	10/18/2018	15,239	174
SSP Group		Bank of America	10/18/2018	11,392	234
	Bunzl	Bank of America	10/18/2018	12,205	235
Blue Prism Group		Bank of America	10/18/2018	13,165	669
SSP Group		Bank of America	10/18/2018	20,045	244
	Bunzl	Bank of America	10/18/2018	18,566	528
	Unibail	Bank of America	10/18/2018	52,321	(549)
Netse Oil		Bank of America	10/18/2018	117,163	6,607
Bank of Ireland Group		JP Morgan Chase Bank	11/6/2018	277	11
Bank of Ireland Group		JP Morgan Chase Bank	11/6/2018	94,683	2,991
Bank of Ireland Group		JP Morgan Chase Bank	11/6/2018	23,603	695
	Barratt Development	Bank of America	10/18/2018	3,002	177
Continental		Bank of America	10/18/2018	70,585	(8,128)
	Unibail	Bank of America	10/18/2018	17,966	(86)
	Barratt Development	Bank of America	10/18/2018	8,119	403
	Eni	Bank of America	10/18/2018	14,731	(895)
Continental		Bank of America	10/18/2018	14,345	(1,800)
Continental		Bank of America	10/18/2018	57,708	(8,044)
ABN AMRO Group		Bank of America	10/18/2018	51,478	3,548
ABN AMRO Group		Bank of America	10/18/2018	150,494	9,710
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Netse Oil		Bank of America	10/18/2018	44,549	3,154
	Eni	Bank of America	10/18/2018	49,914	(3,735)
	Eni	Bank of America	10/18/2018	35,876	(2,685)
Adecco		Bank of America	10/18/2018	198,500	2,371
Adecco		Bank of America	10/18/2018	6,680	91
Adecco		Bank of America	10/18/2018	55,395	418
RHI Magnesita		Bank of America	10/18/2018	525	14
RHI Magnesita		Bank of America	10/18/2018	1,765	49
Estee Lauder Cos. A Shares		JP Morgan Chase Bank	11/6/2018	26,812	(3,919)
Adecco		Bank of America	10/18/2018	65,897	1,022
Adecco		Bank of America	10/18/2018	137,186	2,265
Adecco		Bank of America	10/18/2018	539	10
Adecco		Bank of America	10/18/2018	51,206	891
Estee Lauder Cos. A Shares		JP Morgan Chase Bank	11/6/2018	36,171	(5,199)
Adecco		Bank of America	10/18/2018	9,025	125
Liberbank		Bank of America	10/18/2018	1,724	247
Liberbank		Bank of America	10/18/2018	2,117	298
Liberbank		Bank of America	10/18/2018	3,691	568
Liberbank		Bank of America	10/18/2018	1,431	215
Liberbank		Bank of America	10/18/2018	9,391	1,411
Continental		Bank of America	10/18/2018	83,568	(11,100)
Continental		Bank of America	10/18/2018	82,846	(10,485)
Adecco		Bank of America	10/18/2018	21,601	668
Adecco		Bank of America	10/18/2018	26,292	735
Adecco		Bank of America	10/18/2018	27,036	723
Adecco		Bank of America	10/18/2018	7,481	206
Bayer		JP Morgan Chase Bank	11/6/2018	59,616	12,279
Adecco		Bank of America	10/18/2018	15,539	384
	Royal Dutch Shell PLC A Shares	Bank of America	10/18/2018	30,639	(136)
Netse Oil		Bank of America	10/18/2018	81,871	6,337
Vokswagen Preferred		Bank of America	10/18/2018	520,374	(12,176)
Adecco		Bank of America	10/18/2018	36,643	814
Rolls Royce		Bank of America	10/18/2018	120,427	11,595
RHI Magnesita		Bank of America	10/18/2018	36,385	1,341
Rolls Royce		Bank of America	10/18/2018	8,925	679
	Barratt Development	Bank of America	10/18/2018	810	(2)
	Barratt Development	Bank of America	10/18/2018	1,755	(3)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	Barratt Development	Bank of America	10/18/2018	56,010	(204)
Rolls Royce		Bank of America	10/18/2018	32,409	3,027
Continental		Bank of America	10/18/2018	84,859	(6,850)
	Hargreaves Lansdown	Bank of America	10/18/2018	64,407	(4,012)
Liberbank		Bank of America	10/18/2018	2,880	327
Liberbank		Bank of America	10/18/2018	15,264	1,719
Liberbank		Bank of America	10/18/2018	715	81
Liberbank		Bank of America	10/18/2018	27,237	3,068
	Hargreaves Lansdown	Bank of America	10/18/2018	63,728	(3,541)
Rolls Royce		Bank of America	10/18/2018	3,041	261
Rolls Royce		Bank of America	10/18/2018	8,868	766
Rolls Royce		Bank of America	10/18/2018	4,893	418
Rolls Royce		Bank of America	10/18/2018	81,236	6,364
	Valeo	Bank of America	10/18/2018	125,207	23,593
TP ICAP		Bank of America	10/18/2018	1,793	(767)
TP ICAP		Bank of America	10/18/2018	65,760	(28,307)
TP ICAP		Bank of America	10/18/2018	14,012	(6,001)
	Lundin Petroleum	Morgan Stanley Capital Services	6/27/2019	1,526,250	(7,900)
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	1,158,144	(16,771)
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	3,720	(112)
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	1,170,526	(36,380)
	Banco Bilbao Vizcaya Argenta	Morgan Stanley Capital Services	6/27/2019	298,367	(15,812)
Bawag Group		Morgan Stanley Capital Services	6/27/2019	509,896	24,328
	Caixabank	Morgan Stanley Capital Services	6/27/2019	337,791	(44,085)
Koninklijke		Morgan Stanley Capital Services	6/27/2019	412,174	33,853
Erste Group Bank		Morgan Stanley Capital Services	6/27/2019	407,513	28,714
Essilor International		Morgan Stanley Capital Services	6/27/2019	635,907	45,334
Exor		Morgan Stanley Capital Services	6/27/2019	423,820	(4,702)
	Fiat Chrysler Automobiles	Morgan Stanley Capital Services	6/27/2019	112,795	14,766
Henkel		Morgan Stanley Capital Services	6/27/2019	430,978	(12,845)
Liberbank		Morgan Stanley Capital Services	6/27/2019	980,867	146,277
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Linde		Morgan Stanley Capital Services	6/27/2019	345,928	32,173
Mapfre		Morgan Stanley Capital Services	6/27/2019	361,909	23,776
Moncler		Morgan Stanley Capital Services	6/27/2019	345,254	(11,332)
	Randstad Holding	Morgan Stanley Capital Services	6/27/2019	225,204	(20,870)
Banco de Sabadell		Morgan Stanley Capital Services	6/27/2019	846,404	21,248
Tenaris		Morgan Stanley Capital Services	6/27/2019	695,048	29,936
Telecom Italia		Morgan Stanley Capital Services	6/27/2019	158,490	5,700
Siemens		Morgan Stanley Capital Services	6/27/2019	430,204	38,774
Metso		Morgan Stanley Capital Services	6/27/2019	209,326	29,440
	Merck	Morgan Stanley Capital Services	6/27/2019	46,296	(3,929)
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	6,990	(213)
Metso		Morgan Stanley Capital Services	6/27/2019	13,931	1,901
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	115,379	(1,640)
Essilor International		Morgan Stanley Capital Services	6/27/2019	37,017	2,462
TP ICAP		Bank of America	10/18/2018	10,619	(4,485)
TP ICAP		Bank of America	10/18/2018	8,092	(3,418)
TP ICAP		Bank of America	10/18/2018	13,673	(5,596)
TP ICAP		Bank of America	10/18/2018	9,278	(3,942)
TP ICAP		Bank of America	10/18/2018	11,566	(4,888)
TP ICAP		Bank of America	10/18/2018	3,486	(1,490)
TP ICAP		Bank of America	10/18/2018	235	(99)
TP ICAP		Bank of America	10/18/2018	3,969	(1,679)
TP ICAP		Bank of America	10/18/2018	7,530	(3,186)
TP ICAP		Bank of America	10/18/2018	10,183	(4,311)
Bae Systems		Bank of America	10/18/2018	129,949	7,940
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	48,811	(1,481)
Metso		Morgan Stanley Capital Services	6/27/2019	14,581	2,129
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	111,803	(1,740)
TP ICAP		Bank of America	10/18/2018	22,959	(9,698)
TP ICAP		Bank of America	10/18/2018	45,396	(19,201)
TP ICAP		Bank of America	10/18/2018	19,987	(8,446)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
TP ICAP		Bank of America	10/18/2018	16,339	(7,133)
	Barratt Development	Bank of America	10/18/2018	51,780	(2,120)
Wendel Investment		JP Morgan Chase Bank	11/6/2018	25,691	1,458
Wendel Investment		JP Morgan Chase Bank	11/6/2018	25,228	1,416
	Bankinter	Bank of America	10/18/2018	59,646	1,194
	Swedbank A Shares	Bank of America	10/18/2018	913,067	(8,898)
TP ICAP		Bank of America	10/18/2018	3,096	(1,342)
TP ICAP		Bank of America	10/18/2018	32,871	(14,384)
Wendel Investment		JP Morgan Chase Bank	11/6/2018	25,551	2,350
Wendel Investment		JP Morgan Chase Bank	11/6/2018	12,055	1,069
TP ICAP		Bank of America	10/18/2018	19,827	(8,597)
	Rentokil Initial	Bank of America	10/18/2018	69,373	836
	Playtech	Bank of America	10/18/2018	12,174	1,856
	Playtech	Bank of America	10/18/2018	1,200	164
Eurofins Scientific		Bank of America	10/18/2018	27,810	1,310
	Temenos Group	Bank of America	10/18/2018	125,572	(10,316)
	Temenos Group	Bank of America	10/18/2018	124,286	(9,682)
Credit Agricole		Bank of America	10/18/2018	9,727	569
	Rentokil Initial	Bank of America	10/18/2018	36,132	633
	Rentokil Initial	Bank of America	10/18/2018	19,377	336
	Bankinter	Bank of America	10/18/2018	2,571	39
	Bankinter	Bank of America	10/18/2018	1,329	17
	Bankinter	Bank of America	10/18/2018	54,217	712
	Temenos Group	Bank of America	10/18/2018	80,162	(7,028)
Credit Agricole		Bank of America	10/18/2018	144,082	8,552
Metso		Morgan Stanley Capital Services	6/27/2019	20,378	2,743
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	150,999	(3,093)
	Burberry Group	Bank of America	10/18/2018	66,438	(2,254)
	Atlantia	Bank of America	10/18/2018	103,037	(1,858)
	Atlantia	Bank of America	10/18/2018	56,359	(891)
	Atlantia	Bank of America	10/18/2018	50,020	(1,005)
	Intertek Group	Bank of America	10/18/2018	19,617	(1,415)
	Intertek Group	Bank of America	10/18/2018	2,893	(216)
	Intertek Group	Bank of America	10/18/2018	4,280	(325)
Eurofins Scientific		Bank of America	10/18/2018	2,263	82
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	Atlantia	Bank of America	10/18/2018	78,667	(622)
Eurofins Scientific		Bank of America	10/18/2018	27,085	1,067
	Burberry Group	Bank of America	10/18/2018	56,784	(1,927)
	KBC Groupe	Morgan Stanley Capital Services	6/27/2019	146,244	1,823
Netse Oil		Bank of America	10/18/2018	37,526	3,191
	BANCO BILBAO VIZCAYA ARGENTA	Morgan Stanley Capital Services	6/27/2019	74,039	627
	BANCO BILBAO VIZCAYA ARGENTA	Morgan Stanley Capital Services	6/27/2019	135,572	480
	Bankinter	Bank of America	10/18/2018	39,320	1,062
	Intertek Group	Bank of America	10/18/2018	32,536	(1,976)
Ashtead Group		JP Morgan Chase Bank	11/6/2018	91,455	2,811
	Temenos Group	Bank of America	10/18/2018	88,341	(3,281)
	Bankinter	Bank of America	10/18/2018	28,859	1,248
	Bankinter	Bank of America	10/18/2018	11,735	513
Glaxo Smithkline		Bank of America	10/18/2018	78,185	1,144
Ashtead Group		JP Morgan Chase Bank	11/6/2018	116,728	353
CERVED INFORMATION SOLUTIONS		Barclays Bank	1/12/2019	5,969	561
	COLRUYT SA	Barclays Bank	1/12/2019	75,900	1,270
CRH		Barclays Bank	1/12/2019	211,680	(7,842)
	ENAGAS SA	Barclays Bank	1/12/2019	356,068	8,382
INDUSTRIA DE DISENO TEXTIL		Barclays Bank	1/12/2019	253,615	(13,019)
CERVED INFORMATION SOLUTIONS		Barclays Bank	1/12/2019	955,254	76,566
	ZALANDO SE	Barclays Bank	1/12/2019	76,439	1,350
	KINGSPAN GROUP PLC	Barclays Bank	1/12/2019	111,975	6,711
Recordati		Barclays Bank	1/12/2019	250,127	9,168
	LEGAL & GENERAL GROUP PLC	Barclays Bank	1/12/2019	200,589	941
	TAYLOR WIMPEY PLC	Barclays Bank	1/12/2019	248,748	(1,825)
	AVIVA PLC	Barclays Bank	1/12/2019	276,970	(8,500)
BALFOUR BEATTY PLC		Barclays Bank	1/12/2019	497,662	10,326
	British Land Company	Barclays Bank	1/12/2019	477,984	(5,074)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Bellway		Barclays Bank	1/12/2019	373,731	(730)
Ferguson		Barclays Bank	1/12/2019	582,317	(9,276)
HAYS PLC		Barclays Bank	1/12/2019	285,799	17,831
	HSBC HOLDINGS PLC	Barclays Bank	1/12/2019	1,200,983	(67,493)
	J.D WETHERSPOON PLC	Barclays Bank	1/12/2019	204,646	14,235
KAZ MINERALS PLC		Barclays Bank	1/12/2019	62,726	5,840
Mondi		Barclays Bank	1/12/2019	552,249	23,221
MELROSE INDUSTRIES PLC		Barclays Bank	1/12/2019	387,034	8,380
	WM MORRISON SUPERMARKETS PLC	Barclays Bank	1/12/2019	156,792	(4,228)
	PERSIMMON PLC	Barclays Bank	1/12/2019	554,577	995
	SAINSBURY (J) PLC	Barclays Bank	1/12/2019	143,775	892
	SCHRODERS PLC	Barclays Bank	1/12/2019	610,082	7,518
	SMITHS GROUP PLC	Barclays Bank	1/12/2019	244,314	19,376
TESCO PLC		Barclays Bank	1/12/2019	709,262	20,413
	LLOYDS BANKING GROUP PLC	Barclays Bank	1/12/2019	314,581	(265)
NEX Group		Barclays Bank	1/12/2019	650,209	(12,061)
Johnson Matthey		Barclays Bank	1/12/2019	423,955	33,825
PLUS500 LTD		Barclays Bank	1/12/2019	282,764	19,851
Prudential		Barclays Bank	1/12/2019	795,638	51,127
Shire		Barclays Bank	1/12/2019	262,811	2,397
Standard Life		Barclays Bank	1/12/2019	679,167	(2,688)
Dechra Pharmaceuticals		Barclays Bank	1/12/2019	126,789	4,505
	G4S PLC	Barclays Bank	1/12/2019	135,900	(2,728)
Derwent Valley Holdings		Barclays Bank	1/12/2019	252,569	8,563
Avanza Bank Holding		Barclays Bank	1/12/2019	2,385,397	(17,509)
	Carlsberg	Barclays Bank	1/12/2019	2,070,618	4,631
SUBSEA 7 SA		Barclays Bank	1/12/2019	1,805,312	(17,306)
	Statoilhydro	Barclays Bank	1/12/2019	2,997,260	7,742
Cineworld Group		Bank of America	10/18/2018	81,208	(1,765)
Cineworld Group		Bank of America	10/18/2018	42,766	(942)
Schroders		Barclays Bank	1/12/2019	420,095	(15,008)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	Swedbank A Shares	Bank of America	10/18/2018	519,599	(4,571)
	Swedbank A Shares	Bank of America	10/18/2018	452,136	(3,978)
	Swedbank A Shares	Bank of America	10/18/2018	265,474	(2,327)
	Muenchener Rueckversicherungs	Bank of America	10/18/2018	126,750	(1,371)
	Muenchener Rueckversicherungs	Bank of America	10/18/2018	155,153	(1,892)
Credit Agricole		Bank of America	10/18/2018	53,763	3,169
Glaxo Smithkline		Bank of America	10/18/2018	110,835	(206)
	Unilever	Bank of America	10/18/2018	92,674	(4,102)
Commerzbank		Bank of America	10/18/2018	149,889	18,857
	Intesa Sanpaolo	Barclays Bank	1/12/2019	6,955	(586)
Commerzbank		Bank of America	10/18/2018	243,091	27,835
	Natixis	Bank of America	10/18/2018	138,886	(3,253)
	Muenchener Rueckversicherungs	Bank of America	10/18/2018	206,280	(2,917)
	Legal & General Group	Barclays Bank	1/12/2019	2,446	69
	Legal & General Group	Barclays Bank	1/12/2019	579	16
	Legal & General Group	Barclays Bank	1/12/2019	6,946	187
	Legal & General Group	Barclays Bank	1/12/2019	77,797	1,299
Metso		Morgan Stanley Capital Services	6/27/2019	1,250	149
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	41,959	(787)
	Rentokil Initial	Bank of America	10/18/2018	63,210	1,914
Bae Systems		Bank of America	10/18/2018	70,070	(2,722)
Johnson Matthey		Barclays Bank	1/12/2019	7,383	226
Johnson Matthey		Barclays Bank	1/12/2019	31,331	959
Johnson Matthey		Barclays Bank	1/12/2019	5,473	167
Johnson Matthey		Barclays Bank	1/12/2019	43,520	1,488
Johnson Matthey		Barclays Bank	1/12/2019	17,133	552
	Unibail	Bank of America	10/18/2018	73,342	(2,170)
Ferguson		Barclays Bank	1/12/2019	10,823	(485)
Ferguson		Barclays Bank	1/12/2019	16,172	(724)
Metso		Morgan Stanley Capital Services	6/27/2019	28,981	2,858
	Flsmidth & Co.	Morgan Stanley Capital Services	6/27/2019	218,142	(3,417)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Bureau Veritas		Bank of America	10/18/2018	135,375	(8,057)
Bureau Veritas		Bank of America	10/18/2018	13,350	(797)
	Legal & General Group	Barclays Bank	1/12/2019	85,569	1,848
	Temenos Group	Bank of America	10/18/2018	32,637	87
ASML Holding		Bank of America	10/18/2018	148,693	3,158
	Intesa Sanpaolo	Barclays Bank	1/12/2019	17,462	(1,340)
Danske Bank		Bank of America	10/18/2018	358,722	2,054
Prudential		Barclays Bank	1/12/2019	60,882	3,268
Danske Bank		Bank of America	10/18/2018	441,309	2,205
Danske Bank		Bank of America	10/18/2018	1,317,983	7,026
Danske Bank		Bank of America	10/18/2018	7,617	55
Danske Bank		Bank of America	10/18/2018	22,156	157
Danske Bank		Bank of America	10/18/2018	157,766	1,145
Danske Bank		Bank of America	10/18/2018	21,102	148
Danske Bank		Bank of America	10/18/2018	13,117	93
Danske Bank		Bank of America	10/18/2018	20,439	136
Danske Bank		Bank of America	10/18/2018	13,568	80
Danske Bank		Bank of America	10/18/2018	6,391	44
	Swedbank A Shares	Bank of America	10/18/2018	2,108,541	(21,910)
	Intertek Group	Bank of America	10/18/2018	4,602	21
Prudential		Barclays Bank	1/12/2019	5,005	110
Prudential		Barclays Bank	1/12/2019	23,628	416
Prudential		Barclays Bank	1/12/2019	36,272	447
	Intesa Sanpaolo	Barclays Bank	1/12/2019	117,964	(9,829)
	Intertek Group	Bank of America	10/18/2018	34,268	220
Credit Agricole		Bank of America	10/18/2018	206,079	11,927
Osram Licht		Barclays Bank	1/12/2019	21,739	1,547
Osram Licht		Barclays Bank	1/12/2019	37,747	2,651
Henkel		Morgan Stanley Capital Services	6/27/2019	5,889	(238)
Cerved Information Soluctions		Barclays Bank	1/12/2019	13,518	1,264
	British Land Company	Barclays Bank	1/12/2019	7,121	(288)
	British Land Company	Barclays Bank	1/12/2019	6,083	(264)
Bureau Veritas		Bank of America	10/18/2018	122,090	(7,207)
Bureau Veritas		Bank of America	10/18/2018	3,841	(241)
Bureau Veritas		Bank of America	10/18/2018	4,101	(261)
Danske Bank		Bank of America	10/18/2018	1,233,913	4,926
	Total	Bank of America	10/18/2018	146,467	(10,808)
Standard Life		Barclays Bank	1/12/2019	746	4
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Standard Life		Barclays Bank	1/12/2019	17,762	106
	British Land Company	Barclays Bank	1/12/2019	7,071	(354)
	Unibail	Bank of America	10/18/2018	931	(21)
	Unibail	Bank of America	10/18/2018	35,938	(830)
Henkel		Morgan Stanley Capital Services	6/27/2019	2,081	(75)
Henkel		Morgan Stanley Capital Services	6/27/2019	159,425	(5,203)
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	2,200	64
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	170,186	3,972
	British Land Company	Barclays Bank	1/12/2019	6,719	(340)
	Bunzl	Bank of America	10/18/2018	125,092	(112)
	Travis Perkins	Bank of America	10/18/2018	10,019	1,551
Osram Licht		Barclays Bank	1/12/2019	26,496	2,681
	Travis Perkins	Bank of America	10/18/2018	29,340	4,103
Osram Licht		Barclays Bank	1/12/2019	2,530	256
Henkel		Morgan Stanley Capital Services	6/27/2019	69,381	(1,779)
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	73,322	1,203
Cerved Information Soluctions		Barclays Bank	1/12/2019	17,404	1,616
	Nordea	Bank of America	10/18/2018	2,196,936	(126)
Henkel		Morgan Stanley Capital Services	6/27/2019	72,607	(1,906)
	Travis Perkins	Bank of America	10/18/2018	47,811	6,732
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	76,629	1,307
	Intertek Group	Bank of America	10/18/2018	10,758	461
	Bunzl	Bank of America	10/18/2018	97,088	(155)
	Bunzl	Bank of America	10/18/2018	25,178	(336)
Siemens		Morgan Stanley Capital Services	6/27/2019	136,274	3,043
	Intesa Sanpaolo	Barclays Bank	1/12/2019	68,770	(5,833)
	Credit Suisse Group	Bank of America	10/18/2018	159,870	(4,207)
	Unicredit	Bank of America	10/18/2018	141,175	(5,690)
	Nordea	Bank of America	10/18/2018	690,340	(203)
	Bankinter	Bank of America	10/18/2018	11,051	207
	Bankinter	Bank of America	10/18/2018	101	2
	Bankinter	Bank of America	10/18/2018	57,450	888
	Bankinter	Bank of America	10/18/2018	1,575	45
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Henkel		Morgan Stanley Capital Services	6/27/2019	23,519	(158)
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	24,828	(65)
NXP Semiconductors		JP Morgan Chase Bank	11/6/2018	381,475	13,867
	Hargreaves Lansdown	Bank of America	10/18/2018	17,576	100
	Hargreaves Lansdown	Bank of America	10/18/2018	209	1
	Hargreaves Lansdown	Bank of America	10/18/2018	1,314	8
	Hargreaves Lansdown	Bank of America	10/18/2018	92,285	(229)
	Intertek Group	Bank of America	10/18/2018	13,040	446
RHI Magnesita		Bank of America	10/18/2018	10,697	602
Mapfre		Morgan Stanley Capital Services	6/27/2019	94,632	2,227
Osram Licht		Barclays Bank	1/12/2019	29,765	2,073
Essilor International		Morgan Stanley Capital Services	6/27/2019	17,695	117
	Anheuser-Busch Inbev	Bank of America	10/18/2018	37,603	732
NXP Semiconductors		JP Morgan Chase Bank	11/6/2018	35,856	1,887
NXP Semiconductors		JP Morgan Chase Bank	11/6/2018	9,762	(40)
	Llyods Banking Group	Barclays Bank	1/12/2019	187,790	864
Mapfre		Morgan Stanley Capital Services	6/27/2019	62,176	2,120
Henkel		Morgan Stanley Capital Services	6/27/2019	102,861	140
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	103,939	(244)
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	7,424	(207)
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	3,938	(111)
Glaxo Smithkline		Bank of America	10/18/2018	6,480	150
Glaxo Smithkline		Bank of America	10/18/2018	4,024	94
	KBC Groupe	Morgan Stanley Capital Services	6/27/2019	66,050	338
Cap Gemini		Morgan Stanley Capital Services	6/27/2019	13,069	(132)
Glaxo Smithkline		Bank of America	10/18/2018	42,080	671
Henkel		Morgan Stanley Capital Services	6/27/2019	20,798	(193)
	Henkel Preferred	Morgan Stanley Capital Services	6/27/2019	20,954	172
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/21/2019	234,960	73,248
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/22/2018	345,345	81,614
EURO STOXX 50 Index Dividend Futures		Bank of America	12/21/2019	464,140	124,255
EURO STOXX 50 Index Dividend Futures		Bank of America	12/22/2018	822,320	156,412
FTSE 100 Index Dividend Futures	LIBOR GBP 1 Month	Bank of America	12/22/2018	438,074	97,175
	ESTX CHEMICALS EUR PR	JP Morgan Chase Bank	11/6/2018	174,915	(5,708)
	ESTX PER&HOUGDS EUR PR	JP Morgan Chase Bank	11/6/2018	1,569,977	(61,703)
	STXE 600 MEDIA EUR PR	JP Morgan Chase Bank	11/6/2018	768,883	(12,434)
	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2018	144,904	(14,532)
	STXE 600 INSURANCE EUR PR	JP Morgan Chase Bank	11/6/2018	344,963	13,010
	STXE 600 CONSTR&MTR EUR PR	JP Morgan Chase Bank	11/6/2018	108,897	2,985
ESTX UTILITIES EUR PR		JP Morgan Chase Bank	11/6/2018	282,909	(5,128)
	ESTX FOOD&BEVRG EUR PR	JP Morgan Chase Bank	11/6/2018	267,573	(10,269)
	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2018	44,002	(4,187)
	STXE 600 MEDIA EUR PR	JP Morgan Chase Bank	11/6/2018	116,842	(1,005)
	STXE 600 CONSTR&MTR EUR PR	JP Morgan Chase Bank	11/6/2018	130,123	5,860
	ESTX BANKS EUR PR	Bank of America	10/18/2018	91,525	8,316
	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2018	148,990	1,961
	ESTX BANKS EUR PR	Bank of America	10/18/2018	72,224	2,541
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	ESTX FOOD&BEVRG EUR PR	JP Morgan Chase Bank	11/6/2018	7,579	(153)
	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2018	41,059	(3,142)
	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2018	24,931	(89)
	ESTX CHEMICALS EUR PR	JP Morgan Chase Bank	11/6/2018	65,682	(1,547)
	STXE 600 FOOD&BEVRG EUR PR	JP Morgan Chase Bank	11/6/2018	92,683	(3,764)
	FTSE 350 BANKS INDEX	JP Morgan Chase Bank	11/6/2018	130,972	720
	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2018	5,694	(521)
	ESTX CHEMICALS EUR PR	JP Morgan Chase Bank	11/6/2018	50,197	(67)
	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2018	24,193	(2,223)
	FTSE 350 BANKS INDEX	JP Morgan Chase Bank	11/6/2018	65,676	609
	STXE 600 INSURANCE EUR PR	JP Morgan Chase Bank	11/6/2018	195,343	(3,793)
	FTSE 350 MINING INDEX	Bank of America	10/18/2018	215,123	13,387
	FTSE 350 MINING INDEX	Bank of America	10/18/2018	37,463	267
	PHILA SEMICONDUCTOR INDX	JP Morgan Chase Bank	11/6/2018	122,720	(4,300)
	ESTX INSURANCE EUR PR	Morgan Stanley Capital Services	6/27/2019	243,683	(19,943)
ESTX UTILITIES EUR PR		JP Morgan Chase Bank	11/6/2018	98,267	3,709
	ESTX REALESTATE EUR PR	JP Morgan Chase Bank	11/6/2018	205,531	(3,603)
	ESTX CHEMICALS EUR PR	JP Morgan Chase Bank	11/6/2018	137,786	(7,337)
ESTX UTILITIES EUR PR		JP Morgan Chase Bank	11/6/2018	128,479	(101)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	FTSE 350 FIN SERVICES	Bank of America	10/18/2018	129,562	46
STXE 600 OIL&GAS EUR PR		JP Morgan Chase Bank	11/6/2018	290,721	(3,986)
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	1,313,851	(51,831)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	1,168,167	(32,452)
	FTSE 250 INDEX	Barclays Bank	1/12/2019	2,229,365	(32,771)
	FTSE UK MC TRADABLE PLUS	Barclays Bank	1/12/2019	171,372	(2,107)
	PHILA SEMICONDUCTOR INDX	JP Morgan Chase Bank	11/6/2018	323,807	(5,446)
	PHILA SEMICONDUCTOR INDX	JP Morgan Chase Bank	11/6/2018	196,102	(3,381)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	28,126	(407)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	42,666	(715)
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	9,811	(181)
	FTSE 350 UTIL IX	JP Morgan Chase Bank	11/6/2018	119,948	5,947
	FTSE 350 UTIL IX	JP Morgan Chase Bank	11/6/2018	118,871	4,530
	FTSE 350 MINING INDEX	Bank of America	10/18/2018	124,462	(7,804)
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	27,996	(279)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	27,359	30
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	157,275	(3,824)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	112,242	(1,920)
	FTSE 250 INDEX	Barclays Bank	1/12/2019	62,473	(199)
	FTSE UK MC TRADABLE PLUS	Barclays Bank	1/12/2019	148,782	(618)
	FTSE UK MC TRADABLE PLUS	Barclays Bank	1/12/2019	125,001	(665)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
	FTSE 250 INDEX	Barclays Bank	1/12/2019	41,504	(326)
	STXE 600 REALESTATE EUR PR	JP Morgan Chase Bank	11/6/2018	131,819	(2,622)
	ESTX REALESTATE EUR PR	JP Morgan Chase Bank	11/6/2018	187,955	(3,510)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	13,314	(412)
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	14,156	(277)
	STXE 600 REALESTATE EUR PR	JP Morgan Chase Bank	11/6/2018	142,902	(1,234)
	FTSE UK MC TRADABLE PLUS	Barclays Bank	1/12/2019	124,576	(1,226)
	STXE 600 INSURANCE EUR PR	JP Morgan Chase Bank	11/6/2018	91,226	(2,731)
	ESTX BANKS EUR PR	Bank of America	10/18/2018	272,530	(8,933)
	PHILA SEMICONDUCTOR INDX	JP Morgan Chase Bank	11/6/2018	333,579	(7)
	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2019	13,636	(33)
	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2019	14,393	1
	STXE 600 INSURANCE EUR PR	JP Morgan Chase Bank	11/6/2018	91,943	(1,891)
	ESTX BANKS EUR PR	Bank of America	10/18/2018	288,325	(4,111)
	STXE 600 BANKS EUR PR	Bank of America	10/18/2018	284,120	(1,927)
	STXE 600 INSURANCE EUR PR	JP Morgan Chase Bank	11/6/2018	141,872	(871)

Gross Unrealized Appreciation					2,372,206
Gross Unrealized Depreciation					(2,084,495)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	1,050,000	5.00	125,642	126,119	(464)
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	700,000	5.00	83,761	85,131	(1,361)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,375,000	1.00	32,530	23,711	8,822
BNP Paribas
Markit iTraxx Europe Sr. Financial Index Series 29
6/20/2023†	2,800,000	1.00	45,477	53,226	(7,742)
Credit Suisse International
Markit iTraxx Europe Index Series 29
6/20/2028†	1,400,000	1.00	(5,248)	5,161	(10,405)
Deutsche Bank
Markit iTraxx Europe Crossover Series 29
6/20/2023†	500,000	5.00	59,829	56,985	2,855
Goldman Sachs International
Anglo American
6/20/2023†	900,000	5.00	185,796	208,669	(22,862)
CDS iTraxx Europe Crossover Series 29
6/20/2023†	225,000	5.00	26,923	24,497	2,430
Markit CDX North America Investment Grade Index Series 30
6/20/2023†	6,800,000	1.00	136,303	127,213	9,090
Markit iTraxx Europe Index Series 29
6/20/2023†	1,400,000	1.00	(5,248)	(19,007)	13,763
JP Morgan Chase Bank
Markit iTraxx Europe Crossover Indes Series 29
6/20/2023†	900,000	5.00	107,693	90,042	17,659
OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2] (continued)
JP Morgan Chase Bank (continued)
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	220,000	5.00	26,325	25,444	884
Purchased Contracts:[3]
Bank of America
HSBC Holdings
6/20/2023†	500,000	1.00	2,253	6,930	(4,678)
Barclays Bank
Deutsche Bank
6/20/2023†	350,000	1.00	32,883	25,340	7,542
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	210,000	5.00	(25,128)	(23,481)	(1,650)
Markit iTraxx Europe Index, Series 27
6/20/2022†	730,000	1.00	(20,533)	(19,966)	(569)
Markit iTraxx Europe Sub. Financial Index
6/20/2023†	1,900,000	1.00	(30,860)	(19,958)	(10,905)
Republic of Turkey
6/20/2023†	1,600,000	1.00	146,996	145,197	1,799
BNP Paribas
Markit CDX NA Investment Grade Index
6/20/2023†	1,150,000	1.00	(23,051)	(19,204)	(3,847)
Markit iTraxx Europe Sub. Financial Index Series 29
6/20/2023†	280,000	1.00	8,115	11,367	(3,253)
Markit iTraxx Europe Subordinated Financial Index Series 29
6/20/2023†	520,000	1.00	15,071	11,183	3,887
Markit iTraxx Europe Subordinated Financial Index Series 29
6/20/2023†	600,000	1.00	17,389	13,041	4,347
OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Citigroup
Banco Santander
6/20/2023†	1,000,000	1.00	29,634	52,781	(23,149)
Credit Suisse International
Vivendi
6/20/2023†	950,000	1.00	(26,560)	(19,860)	(6,702)
Vivendi
6/20/2023†	1,000,000	1.00	38,375	38,416	(42)
Vue International Bidco
6/20/2023†	350,000	5.00	(48,684)	(39,506)	(9,183)
Deutsche Bank
Markit iTraxx Europe Index Series 29
6/20/2023†	1,500,000	1.00	(35,488)	(33,913)	(1,581)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,400,000	1.00	(33,122)	(26,944)	(6,178)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,375,000	1.00	(32,530)	(24,020)	(8,514)
Goldman Sachs International
Allianz
6/20/2023†	1,300,000	1.00	(12,123)	(5,924)	(6,202)
Anglo American
6/20/2023†	700,000	1.00	4,122	7,949	(3,829)
Holdings PLC
6/20/2023†	900,000	1.00	4,055	14,432	(10,379)
Kohl's
6/20/2022†	1,150,000	1.00	(13,110)	43,080	(56,191)
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	1,400,000	5.00	(167,522)	(154,540)	(12,999)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,350,000	1.00	(31,939)	(30,176)	(1,766)
Societe Generale
6/20/2023†	1,100,000	1.00	13,821	34,693	(20,875)
HSBC
Deutsche Bank
6/20/2023†	660,000	1.00	62,008	81,409	(19,403)
OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
JP Morgan Chase Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023†	800,000	5.00	(95,727)	(74,848)	(20,889)
Markit iTraxx Europe Index Series 29
6/20/2023†	1,400,000	1.00	(33,122)	(30,680)	(2,450)
Markit iTraxx Europe Index Series 29
6/20/2023†	9,100,000	1.00	(215,291)	(139,217)	(76,096)
Royal Bank of Scotland Group
6/20/2023†	700,000	1.00	37,620	43,034	(5,412)
Gross Unrealized Appreciation					73,078
Gross Unrealized Depreciation					(359,576)

†      Expiration Date

1    The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2    If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

3    If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	1,600,000	5.00	191,454	186,389	5,085
Credit Suisse International
Markit iTraxx Europe Index Series 29
6/20/2023††	4,550,000	1.00	107,646	72,152	35,494
Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2] (continued)
Deutsche Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	200,000	5.00	23,932	20,229	3,705
Markit iTraxx Europe Index Series 29
6/20/2023††	1,790,000	1.00	42,348	32,646	9,707
Markit iTraxx Europe Index Series 29
6/20/2028††	4,550,000	1.00	107,646	63,560	44,099
Markit iTraxx Europe Index Series 29
6/20/2023††	1,400,000	1.00	33,122	24,303	8,815
Markit iTraxx Europe Index Series 29
6/20/2023††	700,000	1.00	16,561	12,582	3,980
Markit iTraxx Europe Crossover Series 29
6/20/2023††	500,000	5.00	59,829	53,033	6,807
Goldman Sachs International
Markit iTraxx Europe Index Series 29
6/20/2023††	2,800,000	1.00	66,243	42,005	24,242
Morgan Stanley Capital Services
Markit iTraxx Europe Index Series 29
6/20/2023††	2,800,000	1.00	66,243	44,115	22,129
Purchased Contracts:[3]
Bank of America
Markit iTraxx Europe Index Series 29
6/20/2023††	2,800,000	(1.00)	(66,243)	(47,674)	(18,563)
BNP Paribas
Peoples Republic of China
6/20/2023††	2,700,000	(1.00)	(54,247)	(42,430)	(11,817)
Russian Federation
6/20/2023††	2,600,000	(1.00)	33,016	37,816	(4,800)
Markit iTraxx Europe Index Series 29
6/20/2028††	1,400,000	(1.00)	5,248	12,548	(7,306)
Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Citigroup
Royal Caribbean Cruises
6/20/2023††	1,100,000	(5.00)	(207,696)	(195,106)	(12,590)
Markit iTraxx Europe Index Series 29
6/20/2023††	2,500,000	(1.00)	(59,146)	(49,333)	(9,825)
Credit Suisse International
Markit iTraxx Europe Index, Series 29
6/20/2023††	1,600,000	(1.00)	(37,853)	(39,532)	1,675
Deutsche Bank
Markit iTraxx Europe Index Series 29
6/20/2023††	2,800,000	(1.00)	(66,243)	(51,457)	(14,779)
Markit iTraxx Europe Index Series 29
6/20/2023††	1,500,000	(1.00)	(35,488)	(30,074)	(5,420)
Markit iTraxx Europe Index Series 29
6/20/2023††	700,000	(1.00)	(16,561)	(13,472)	(3,089)
Goldman Sachs International
Johnson Controls International
6/20/2023††	636,000	(1.00)	(17,150)	(14,894)	(2,256)
Johnson Controls International
6/20/2023††	864,000	(1.00)	(23,298)	(20,250)	(3,049)
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	200,000	(5.00)	(23,932)	(18,479)	(5,455)
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	225,000	(5.00)	(26,923)	(20,789)	(6,137)
Republic of Turkey
6/20/2023††	1,000,000	(1.00)	91,872	92,292	(419)
JP Morgan Chase Bank
Teva Pharmaceutical Finance
6/20/2023††	600,000	(1.00)	15,140	39,683	(24,543)
Gross Unrealized Appreciation				165,738
Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Gross Unrealized Depreciation				(130,048)

†      Clearing House-Chicago Mercantile Exchange

††    Expiration Date

1      The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2      If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3      If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund

July 31, 2018 (Unaudited)

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

STATEMENT OF FUTURES
BNY Mellon Absolute Insight Multi-Strategy Fund

July 31, 2018 (Unaudited)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures:  In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.  Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Absolute Insight Multi-Strategy Fund

July 31, 2018 (Unaudited)

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.  The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.  For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at July 31, 2018 are set forth in the Statement of Swap Agreements:

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2018, accumulated net unrealized appreciation on investments was $555,355, consisting of $3,092,770 gross unrealized appreciation and $2,537,415 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 10.2%
Spain - 1.5%
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/27	375,000	[b]	449,362
United Kingdom - 1.3%
European Residential Loan Securitisation,
Ser. 2018-1, Cl. A, 1 Month EURIBOR +
1.00%	EUR	0.63	3/24/61	94,205	[c,d]	109,748
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	172,000		292,591
						402,339
United States - 7.4%
U.S. Treasury Inflation Protected
Securities,
Bonds		1.38	2/15/44	518,093	[e]	570,556
U.S. Treasury Inflation Protected
Securities,
Bonds		2.13	2/15/40	151,301	[e]	187,623
U.S. Treasury Inflation Protected
Securities,
Notes		0.50	1/15/28	1,529,730	[e]	1,478,915
						2,237,094
Total Bonds and Notes
(cost $3,105,744)						3,088,795
Description				Shares		Value ($)
Common Stocks - 22.7%
United States - 22.7%
iShares Bloomberg Roll Select Commodity
Strategy ETF				14,170	[f]	698,510
iShares iBoxx $ High Yield Corporate
Bond ETF				6,982		601,290
iShares iBoxx $ Investment Grade
Corporate Bond ETF				23,062		2,669,657
iShares International High Yield Bond
ETF				11,034		582,375
iShares JP Morgan EM Local Currency
Bond ETF				18,601	[f]	845,601
iShares JP Morgan USD Emerging Markets
Bond ETF				13,666		1,490,414
Total Common Stocks
(cost $7,172,153)						6,887,847

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount	Value ($)
Options Purchased - 1.4%
Call Options - .6%
EMB US 01/18/19 C113 EQUITY,
Contracts 140 Morgan Stanley Capital
Services	113.00	1/2019	1,582,000	3,500
EMB US 09/21/18 C110 EQUITY,
Contracts 104 Morgan Stanley Capital
Services	110.00	9/2018	1,144,000	6,032
FTSE MIB Index,
Contracts 11 Morgan Stanley Capital
Services	23,000	12/2018	644,000	15,535
Hang Seng China Enterprises Index,
Contracts 7 Morgan Stanley Capital
Services	13,000	9/2018	4,550,000	89
IBEX MINI Index,
Contracts 64 Morgan Stanley Capital
Services	9,800	12/2018	627,200	24,178
iShares 20+ Year Treasury Bond ETF,
Contracts 63 Morgan Stanley Capital
Services	122.00	1/2019	768,600	12,726
iShares MSCI Emerging Markets ETF,
Contracts 193 Morgan Stanley Capital
Services	49.00	9/2018	945,700	1,351
NKY 12/14/18 C23250 INDEX,
Contracts 6 Morgan Stanley Capital
Services	23,250	12/2018	139,500,000	21,463
S&P 500 Index,
Contracts 4 Morgan Stanley Capital
Services	2,825	9/2018	1,130,000	15,700
SMI 12/21/18 C8900 INDEX,
Contracts 13 Morgan Stanley Capital
Services	8,900	12/2018	1,157,000	56,210
SPX 8/18 C2775 INDEX,
Contracts 4 Morgan Stanley Capital
Services	2,775	8/2018	1,110,000	20,948
UKX 09/21/18 C7925 INDEX,
Contracts 11 Morgan Stanley Capital
Services	7,925	9/2018	871,750	4,621
USU8C 145 COMDTY,
Contracts 18 Morgan Stanley Capital
Services	145.00	8/2018	18,000	4,500
				186,853
Put Options - .8%
AS51 09/20/18 P6050 INDEX,
Contracts 25 Morgan Stanley Capital
Services	6,050	9/2018	1,512,500	8,044
NKY 09/14/18 P22750 INDEX,
Contracts 6 Morgan Stanley Capital
Services	22,750	9/2018	136,500,000	30,317

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]	Value ($)
Options Purchased - 1.4% (continued)
Put Options - .8% (continued)
NKY 8 P24250 INDEX,
Contracts 1 Morgan Stanley Capital
Services	24,250	8/2018	24,250,000	15,561
NKY 9 P21250 INDEX,
Contracts 15 Morgan Stanley Capital
Services	21,250	9/2018	318,750,000	16,097
Russell 2000 Index,
Contracts 6 Morgan Stanley Capital
Services	1,460	12/2018	876,000	9,060
S&P 500 Index,
Contracts 11 Morgan Stanley Capital
Services	2,275	9/2018	2,502,500	3,025
S&P 500 Index,
Contracts 3 Morgan Stanley Capital
Services	2,850	9/2018	855,000	16,740
SPX 10 P2650 INDEX,
Contracts 11 Morgan Stanley Capital
Services	2,650	10/2018	2,915,000	24,101
SPX US 09/21/18 P2900 INDEX,
Contracts 1 Morgan Stanley Capital
Services	2,900	9/2018	290,000	10,320
SPXW US 10/31/18 P2700 INDEX,
Contracts 3 Morgan Stanley Capital
Services	2,700	10/2018	810,000	9,525
SPXW US 11/30/18 P2720 INDEX,
Contracts 3 Morgan Stanley Capital
Services	2,720	11/2018	816,000	14,055
SX5E 10 P3200 INDEX,
Contracts 74 Morgan Stanley Capital
Services	3,200	10/2018	2,368,000	14,714
SX5E 11/18 P3500 INDEX,
Contracts 28 Morgan Stanley Capital
Services	3,500	11/2018	980,000	28,950
SX5E 9 P3600 INDEX,
Contracts 2 Morgan Stanley Capital
Services	3,600	9/2018	72,000	2,292
UKX 12/21/18 P7650 INDEX,
Contracts 11 Morgan Stanley Capital
Services	7,650	12/2018	841,500	28,162
				230,963
Total Options Purchased
(cost $754,509)				417,816
Description			Shares	Value ($)
Investment Companies - 8.2%
GuernseyForeign Investment Companies - 4.7%
Amedeo Air Four Plus			162,500	226,086
HICL Infrastructure Company			206,645	433,969
International Public Partnerships			140,000	289,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Investment Companies - 8.2% (continued)
GuernseyForeign Investment Companies - 4.7% (continued)
John Laing Infrastructure Fund		177,000		326,642
Renewables Infrastructure Group		108,000	[d]	155,363
				1,431,292
JerseyForeign Investment Companies - 2.4%
3i Infrastructure		90,000		293,550
GCP Infrastructure Investments		274,000		440,915
				734,465
United KingdomForeign Investment Companies - 1.1%
Greencoat UK Wind		209,000	[d]	342,902
Total Investment Companies
(cost $2,470,182)				2,508,659
	7-Day
Description	Yield (%)	Shares		Value ($)
Other Investment - 38.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund	1.89	467,068	[g]	467,068
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Institutional Shares	2.03	11,122,063	[g]	11,123,175
Total Other Investment
(cost $11,589,130)				11,590,243
Total Investments (cost $25,091,718)		80.6%		24,493,360
Cash and Receivables (Net)		19.4%		5,881,212
Net Assets		100.0%		30,374,572
ETF—Exchange-Traded Fund

EUR—Euro
GBP—British Pound

[a] Amount stated in U.S. Dollars unless otherwise noted above.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$449,362 or 1.48% of net assets.
[c] Variable rate security—rate shown is the interest rate in effect at period end.
[d] Illiquid security. At the period end, the value of these securities amounted to $608,013 or 2.0% of net assets.
[e] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f] Non-income producing security.
[g] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	109,748	-	109,748
Exchange-Traded Funds	6,887,847	-	-	6,887,847
Foreign Government	-	741,953	-	741,953
Foreign Investment Companies	2,508,659	-	-	2,508,659
Registered Investment
Companies	11,590,243	-	-	11,590,243
U.S. Treasury	-	2,237,094	-	2,237,094
Other Financial Instruments:
Futures†	128,124	-	-	128,124
Forward Foreign Currency
Exchange Contracts†	-	4,454	-	4,454
Options Purchased	-	417,816	-	417,816
Swaps†	-	15,407	-	15,407
Liabilities ($)
Other Financial Instruments:
Futures†	(73,233)	-	-	(73,233)
Forward Foreign Currency
Exchange Contracts†	-	(562)	-	(562)
Options Written	-	(621,335)	-	(621,335)
Swaps†	-	(3,060)	-	(3,060)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
ASX SPI 200	3	9/2018	337,355	[a]	346,473	9,118
DJ Euro Stoxx 50	5	9/2018	203,184	[a]	206,097	2,913
E-mini Russell 2000	5	9/2018	424,154		418,100	(6,054)
Euro 30 Year Bond	2	9/2018	409,282	[a]	410,674	1,392
Euro BTP Italian
Government Bond	3	9/2018	447,262	[a]	446,573	(689)
Euro Stoxx 50	25	12/2019	370,371	[a]	362,497	(7,874)
Euro Stoxx 50 Dividend	13	12/2021	192,381	[a]	191,539	(842)
Euro Stoxx 50 Dividend	35	12/2020	520,947	[a]	527,550	6,603
Euro-Bobl	6	9/2018	923,623	[a]	923,384	(239)
Euro-Bond	13	9/2018	2,449,569	[a]	2,456,255	6,686
FTSE 100	13	9/2018	1,303,172	[a]	1,314,367	11,195
FTSE/JSE Top 40 Index	12	9/2018	465,427	[a]	467,989	2,562
H Shares Index	6	8/2018	421,168	[a]	420,624	(544)
KOSPI 200	5	9/2018	351,996	[a]	332,935	(19,061)
Long Gilt	9	9/2018	1,433,034	[a]	1,449,204	16,170
Nikkei 225 Index US
denominated	6	9/2018	676,665		679,200	2,535
Singapore Exchange CNY
Nifty Index	20	8/2018	446,860		455,080	8,220
Standard & Poor's 500 E-
mini	21	9/2018	2,922,471		2,957,955	35,484
U.S. Treasury 10 Year
Notes	11	9/2018	1,309,786		1,313,641	3,855
Futures Short
Euro-Bund Option Call
160	8	8/2018	(14,437)[a]		(16,184)	(1,747)
Euro-Bund Option Put
160	8	8/2018	(14,542)[a]		(1,403)	13,139
Euro-Schatz	15	9/2018	(1,964,316)[a]		(1,962,832)	1,484
Mini MSCI Emerging
Markets Index	16	9/2018	(853,640)		(877,040)	(23,400)
Pound Sterling Currency	37	9/2018	(3,047,706)		(3,040,938)	6,768
U.S. Treasury Ultra Long
Bond	2	9/2018	(308,983)		(313,813)	(4,830)
Ultra 10 Year U. S.
Treasury Notes	26	9/2018	(3,296,891)		(3,304,844)	(7,953)
Gross Unrealized Appreciation						128,124
Gross Unrealized Depreciation						(73,233)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Markit CDX North America High
Yield Index Series 30
September 2018 @ 105	Bank of America	1,900	199,500	[b]	(30,554)
Markit iTraxx Europe Crossover
Index Series 29	Goldman Sachs
September 2018 @ 312.5	International	1,500	468,750	[b]	(23,838)
EMB US 09/21/18 C113 EQUITY	Morgan Stanley
September 2018 @ 113	Capital Services	104	1,175,200		(1,352)
FTSE MIB Index	Morgan Stanley
December 2018 @ 24,500	Capital Services	11	686,000	EUR	(2,830)
FTSEMIB 9/21/18 C21500 INDEX	Morgan Stanley
September 2018 @ 21,500	Capital Services	10	537,500		(28,567)
Hong Kong Stock Exchange Hang
Seng Index	Morgan Stanley
September 2018 @ 13,800	Capital Services	7	4,830,000	HKD	(45)
IBEX MINI Index	Morgan Stanley
December 2018 @ 10,300	Capital Services	64	659,200	EUR	(8,758)
iShares 20+ Year Treasury Bond
ETF	Morgan Stanley
January 2019 @ 128	Capital Services	63	806,400		(4,284)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
September 2018 @ 51	Capital Services	193	984,300		(386)
NKY 12/14/18 C24000 INDEX	Morgan Stanley
December 2018 @ 24,000	Capital Services	6	144,000,000		(10,732)
Russell 2000 Index	Morgan Stanley
December 2018 @ 1,760	Capital Services	6	1,056,000		(14,040)
S&P 500 Index	Morgan Stanley
September 2018 @ 2,925	Capital Services	4	1,170,000		(1,800)
SMI 12/21/18 C9200 INDEX	Morgan Stanley
December 2018 @ 9,200	Capital Services	13	1,196,000		(31,606)
SPX 8/18 C2850 INDEX	Morgan Stanley
August 2018 @ 2,850	Capital Services	4	1,140,000		(3,400)
SPX 9/21/18 C2785 INDEX	Morgan Stanley
September 2018 @ 2,785	Capital Services	3	835,500		(18,780)
SX5E 10/19/18 C3450 INDEX	Morgan Stanley
October 2018 @ 3,450	Capital Services	23	793,500		(32,631)
UKX 09/21/18 C7400 INDEX	Morgan Stanley
September 2018 @ 7,400	Capital Services	9	666,000		(40,293)
UKX 09/21/18 C8200 INDEX	Morgan Stanley
September 2018 @ 8,200	Capital Services	11	902,000		(722)
Canadian Dollar
August 2018 @ CAD 1.29	HSBC	925,000	925,000		(9,514)
USU8C 147 COMDTY	Morgan Stanley
August 2018 @ 147	Capital Services	18	18,000		(1,125)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Put Options:
Markit CDX North America High
Yield Index Series 30
September 2018 @ 105	Bank of America	1,900	199,500	[b]	(4,659)
Markit iTraxx Europe Crossover
Index Series 29	Goldman Sachs
September 2018 @ 312.5	International	1,500	468,750	[b]	(6,599)
AS51 09/20/18 P5800 INDEX	Morgan Stanley
September 2018 @ 5,800	Capital Services	50	2,900,000		(6,354)
EMB US 01/18/19 P102 EQUITY	Morgan Stanley
January 2019 @ 102	Capital Services	140	1,428,000		(14,000)
EMB US 09/21/18 P103 EQUITY	Morgan Stanley
September 2018 @ 103	Capital Services	104	1,071,200		(4,680)
FTSE MIB Index	Morgan Stanley
December 2018 @ 18,500	Capital Services	5	240,500	EUR	(2,661)
FTSEMIB 09/21/18 P21500
INDEX	Morgan Stanley
September 2018 @ 21,500	Capital Services	10	537,500		(8,012)
Hong Kong Stock Exchange Hang
Seng Index	Morgan Stanley
September 2018 @ 10,400	Capital Services	7	3,640,000	HKD	(6,154)
IBEX MINI Index	Morgan Stanley
December 2018 @ 8,100	Capital Services	32	259,200	EUR	(973)
iShares 20+ Year Treasury Bond
ETF	Morgan Stanley
January 2019 @ 109	Capital Services	63	686,700		(3,969)
iShares MSCI Emerging Markets
ETF	Morgan Stanley
September 2018 @ 43	Capital Services	193	829,900		(9,457)
NKY 09/14/18 P21750 INDEX	Morgan Stanley
September 2018 @ 21,750	Capital Services	12	261,000,000		(20,390)
NKY 12 P19000 INDEX	Morgan Stanley
December 2018 @ 19,000	Capital Services	22	418,000,000		(27,544)
NKY 12/14/18 P20000 INDEX	Morgan Stanley
December 2018 @ 20,000	Capital Services	6	120,000,000		(12,341)
NKY 8 P23250 INDEX	Morgan Stanley
August 2018 @ 23,250	Capital Services	2	46,500,000		(13,325)
Russell 2000 Index	Morgan Stanley
December 2018 @ 1,400	Capital Services	6	840,000		(5,700)
S&P 500 Index	Morgan Stanley
September 2018 @ 2,500	Capital Services	4	1,000,000		(2,340)
S&P 500 Index	Morgan Stanley
September 2018 @ 2,650	Capital Services	6	1,590,000		(6,810)
SMI 12/21/18 P8000 INDEX	Morgan Stanley
December 2018 @ 8,000	Capital Services	13	1,040,000		(6,241)
SPX 12 P2400 INDEX	Morgan Stanley
December 2018 @ 2,400	Capital Services	16	3,840,000		(28,480)
SPX 8/18 P2600 INDEX	Morgan Stanley
August 2018 @ 2,600	Capital Services	4	1,040,000		(780)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]	Value ($)
Put Options: (continued)
SPX 9/21/18 P2785 INDEX	Morgan Stanley
September 2018 @ 2,785	Capital Services	3	835,500	(9,285)
SPX US 09/21/18 P2700 INDEX	Morgan Stanley
September 2018 @ 2,700	Capital Services	2	540,000	(3,170)
SPX US 12/21/18 P2325 INDEX	Morgan Stanley
December 2018 @ 2,325	Capital Services	17	3,952,500	(26,180)
SPXW US 10/31/18 P2525 INDEX	Morgan Stanley
October 2018 @ 2,525	Capital Services	6	1,515,000	(8,790)
SPXW US 11/30/18 P2530 INDEX	Morgan Stanley
November 2018 @ 2,530	Capital Services	6	1,518,000	(13,380)
SX5E 10/19/18 P3450 INDEX	Morgan Stanley
October 2018 @ 3,450	Capital Services	23	793,500	(14,392)
SX5E 11/18 P3350 INDEX	Morgan Stanley
November 2018 @ 3,350	Capital Services	56	1,876,000	(30,391)
SX5E 12 P2900 INDEX	Morgan Stanley
December 2018 @ 2,900	Capital Services	112	3,248,000	(19,780)
SX5E 9 P3450 INDEX	Morgan Stanley
September 2018 @ 3,450	Capital Services	4	138,000	(1,553)
UKX 09/21/18 P7150 INDEX	Morgan Stanley
September 2018 @ 7,150	Capital Services	11	786,500	(2,600)
UKX 09/21/18 P7400 INDEX	Morgan Stanley
September 2018 @ 7,400	Capital Services	9	666,000	(4,549)
UKX 12/21/18 P7200 INDEX	Morgan Stanley
December 2018 @ 7,200	Capital Services	22	1,584,000	(26,429)
Canadian Dollar
August 2018 @ CAD 1.29	HSBC	925,000	925,000	(2,141)
USU8P 139 COMDTY	Morgan Stanley
August 2018 @ 139	Capital Services	18	18,000	(1,969)
Total Options Written
(premiums received $1,117,190)				(621,335)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.
[b]	Exercise price is reference as basis points.

EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	182,636	Swiss Franc	180,000	10/25/18	(562)
JP Morgan Chase Bank
United States
Dollar	2,050,875	Euro	1,740,000	10/25/18	2,694
United States
Dollar	844,982	British Pound	640,000	10/25/18	1,760
Gross Unrealized Appreciation					4,454
Gross Unrealized Depreciation					(562)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Insight Broad Opportunities Fund
July 31, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

		(Pay)		Upfront
		Receive		Premiums	Unrealized
Reference	Notional	Fixed	Market	Received	Appreciation
Obligation ($) †	Amount[1]	Rate (%)	Value ($)	(Paid) ($)	(Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe
Crossover Index
Series 29
6/20/2023††	600,000	5.00	71,795	70,250	1,553
Deutsche Bank
Markit CDX North
America High Yield
Index Series 30
6/20/2023††	725,000	5.00	55,199	41,854	13,345
Purchased Contracts:[3]
Bank of America
Markit iTraxx Europe
Index Series 29
6/20/2023††	600,000	(1.00)	(14,195)	(14,706)	509
Societe Generale
Markit CDX North
America
Investment Grade
Index Series 30
6/20/2023††	725,000	(1.00)	(14,532)	(11,473)	(3,060)
Gross Unrealized Appreciation					15,407
Gross Unrealized Depreciation					(3,060)

†	Clearing House-Chicago Mercantile Exchange
††	Expiration Date

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

[3]

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price

NOTES

of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of

NOTES

fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2018 are set forth in the Statement of Swap Agreements.

At July 31, 2018, accumulated net unrealized depreciation on investments was $102,503, consisting of $628,455 gross unrealized appreciation and $730,958 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)